Registration Nos. 333-21975
                                                                       811-08057
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              --------------------

                                    FORM N-4


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       |_|
                        POST-EFFECTIVE AMENDMENT No. 7                     |X|


                                       and


        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    |_|
                         POST-EFFECTIVE AMENDMENT No. 7                    |X|
                        (Check appropriate box or boxes)


                              --------------------

                         THE GUARDIAN SEPARATE ACCOUNT E
               (Exact Name of Registrant as Specified in Charter)

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
                               (Name of Depositor)

                   7 Hanover Square, New York, New York 10004
                    (Address of Principal Executive Offices)
                  Depositor's Telephone Number: (212) 598-8359

               RICHARD T. POTTER, JR., Vice President and Counsel
                 The Guardian Insurance & Annuity Company, Inc.
                                7 Hanover Square
                            New York, New York 10004
                     (Name and address of agent for service)

                                    Copy to:
                             KIMBERLY J. SMITH, ESQ.
                          Sutherland, Asbill & Brennan
                         1275 Pennsylvania Avenue, N.W.
                             Washington, D.C. 20004

                              --------------------

                                  ------------


      It is proposed that this filing will be effective (check appropriate box):
           |_|   immediately upon filing pursuant to paragraph (b) of Rule 485
           |X|   on May 1, 2000 pursuant to paragraph (b) of Rule 485
           |_|   60 days after filing pursuant to paragraph (a)(1) of Rule 485
           |_|   on (date) pursuant to paragraph (a)(1) of Rule 485
           |_|   75 days after filing pursuant to paragraph (a)(2) of Rule 485
           |_|   on (date) pursuant to paragraph (a)(2) of Rule 485.


      If appropriate, check the following box:
           |_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                            ------------------------


The Registrant has registered an indefinite number of its securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The notice required by such rule for the Registrant's most recent fiscal year was filed on March 24, 2000.


                                  ------------

================================================================================

                         THE GUARDIAN SEPARATE ACCOUNT E

                        Cross Reference Sheet to Items In
                       Registration Statement on Form N-4

Form N-4 Item No.                                                                       Location
Part A
Item  1.    Cover Page.............................................................     Cover
Item  2.    Definitions............................................................     Special Terms Used in this
                                                                                          Prospectus
Item  3.    Synopsis...............................................................     Summary: What is a variable annuity
                                                                                          contract and how does it work?;
                                                                                          Costs and Expenses
Item  4.    Condensed Financial Information........................................     Summary Financial Information About
                                                                                          the Separate Account; Performance
                                                                                          Results
Item  5.    General Description of Registrant, Depositor and Portfolio
              Companies ...........................................................     The Guardian Insurance & Annuity
                                                                                          Company, Inc.; Variable Investment
                                                                                          Options; Fixed-Rate Investment Options;
                                                                                          Voting Rights
Item  6.    Deductions.............................................................     Expenses; Costs and Expenses;
                                                                                          Distribution of the Contracts
Item  7.    General Description of Variable Annuity Contracts......................     Summary: What is a variable annuity
                                                                                          contract and how does it work?
Item  8.    Annuity Period.........................................................     The Annuity Period
Item  9.    Death Benefit..........................................................     Death Benefits; Enhanced Death Benefits
Item 10.    Purchases and Contract Value...........................................     Buying a Contract; the Acccumulation
                                                                                          Period
Item 11.    Redemptions............................................................     Surrenders and Partial Withdrawals
Item 12.    Taxes..................................................................     Federal Tax Matters
Item 13.    Legal Proceedings......................................................     Legal Proceedings
Item 14.    Table of Contents of the Statement of Additional Information...........     Where to get more Information

Part B
Item 15.    Cover Page.............................................................     Cover Page
Item 16.    Table of Contents......................................................     Table of Contents
Item 17.    General Information and History........................................     Not Applicable
Item 18.    Services...............................................................     Services to the Separate Account
Item 19.    Purchase of Securities Being Offered...................................     Valuation of Assets of the Separate
                                                                                          Account; Transferability Restrictions
Item 20.    Underwriters...........................................................     Services to the Separate Account
Item 21.    Calculation of Performance Data........................................     Performance Data
Item 22.    Annuity Payments.......................................................     Annuity Payments
Item 23.    Financial Statements...................................................     Financial Statements

Part C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

VARIABLE ANNUITY PROSPECTUS
May 1, 2000


THE GUARDIAN INVESTOR
RETIREMENT ASSET MANAGER

THIS PROSPECTUS describes an individual Flexible Premium Deferred Variable Annuity Contract. It contains important information that you should know before investing in the contract. Please read this prospectus carefully, along with the accompanying Fund prospectuses, and keep them for future reference.

--------------------------------------------------------------------------------

The contract is issued by The Guardian Insurance & Annuity Company, Inc. (GIAC) through its Separate Account E (the Separate Account). The contract is designed to provide tax deferred annuity benefits under retirement programs. It will also pay a death benefit if the owner or annuitant dies before annuity payments begin.


The minimum initial premium payment is $500. Your premiums may be invested in up to 20 variable investment options or 19 variable investment options and the fixed-rate option. Special limits apply to transfers out of the fixed-rate option. The variable investment options invest in the mutual funds listed below. Some of these Funds may not be available in your state. The prospectuses for these Funds are attached.

o     The Guardian Variable Contract Funds, Inc.
      -     The Guardian Stock Fund
      -     The Guardian VC 500 Index Fund
      -     The Guardian VC Asset Allocation Fund
      -     The Guardian VC High Yield Bond Fund
o     The Guardian Bond Fund
o     The Guardian Cash Fund, Inc.
o     GIAC Funds, Inc.
      -     Baillie Gifford International Fund
      -     Baillie Gifford Emerging Markets Fund
      -     The Guardian Small Cap Stock Fund
o     AIM Variable Insurance Funds Inc.
      -     AIM V.I. Capital Appreciation Fund
      -     AIM V.I. Global Utilities Fund
      -     AIM V.I. Government Securities Fund
      -     AIM V.I. Value Fund
o     Davis Variable Account Fund, Inc.
      -     Davis Financial Portfolio
      -     Davis Real Estate Portfolio
      -     Davis Value Portfolio
o     Fidelity Variable Insurance Products Fund
      -     Fidelity VIP II Contrafund(R) Portfolio
      -     Fidelity VIP Equity-Income Portfolio
      -     Fidelity VIP III Growth Opportunities Portfolio
      -     Fidelity VIP III Mid Cap Portfolio
o     Gabelli Capital Series Funds, Inc.
      -     Gabelli Capital Asset Fund
o     Janus Aspen Series
      -     Janus Aspen Aggressive Growth Portfolio
      -     Janus Aspen Capital Appreciation Portfolio
      -     Janus Aspen Growth Portfolio
      -     Janus Aspen Worldwide Growth Portfolio
o     MFS(R) Variable Insurance Trust(SM)
      -     MFS Emerging Growth Series
      -     MFS Growth With Income Series
      -     MFS New Discovery Series
      -     MFS Research Series
      -     MFS Total Return Series
o     Value Line Strategic Asset Management Trust
o     Value Line Centurion Fund


A Statement of Additional Information about the contract and the Separate Account is available free of charge by writing to GIAC at its Customer Service Office, P.O. Box 26210, Lehigh Valley, Pennsylvania 18002, or by calling 1-800-221-3253. Its contents are noted on the last page of this prospectus.


The Statement of Additional Information, which is also dated May 1, 2000, is incorporated by reference into this prospectus.


--------------------------------------------------------------------------------
These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus.


The contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank or depository institution, and the contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency, and involves investment risk, including possible loss of the principal amount invested.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     CONTENTS
--------------------------------------------------------------------------------

                            SUMMARY
                            What is a variable annuity contract?  ..........  1
                            -  How your annuity payments are calculated ....  1
                            -  The annuity period ..........................  1
                            -  Other contract features .....................  2
                            -  Expenses ....................................  2
                            -  Deciding to purchase a contract .............  2

                            Expense table ..................................  3


                            Buying a contract ..............................  9
                            -  The application form ........................  9
                            -  Payments ....................................  9

                            The accumulation period ........................ 10
                            -  How we allocate your premium payments ....... 10
                            -  The Separate Account ........................ 10
                            -  Variable investment options ................. 11
                            -  Fixed-rate option ........................... 14
                            -  Transfers ................................... 15
                            -  Surrenders and partial withdrawals .......... 16
                            -  Managing your annuity ....................... 18

                            The annuity period ............................. 20
                            -  When annuity payments begin ................. 20
                            -  How your annuity payments are calculated .... 20
                            -  Variable annuity payout options ............. 21
                            -  Fixed-rate annuity payout options ........... 22

                            Other contract features ........................ 23
                            -  Death benefits .............................. 23
                            -  Enhanced death benefits ..................... 24
                            -  Living benefit rider (referred to as "Decade")26

                            Financial information .......................... 28
                            -  How we calculate unit values ................ 28
                            -  Summary financial information about the
                                 Separate Account .......................... 28
                            -  Contract costs and expenses ................. 33
                            -  Federal tax matters ......................... 35
                            -  Performance results ......................... 40

                            Your rights and responsibilities................ 42

                            Special terms used in this prospectus........... 44

                            Other information............................... 45

--------------------------------------------------------------------------------
     SUMMARY
--------------------------------------------------------------------------------
     WHAT IS A VARIABLE ANNUITY CONTRACT?
--------------------------------------------------------------------------------

A variable annuity contract allows you to accumulate tax-deferred savings which are invested in options that you choose. This is the accumulation period of the contract. On an agreed date, you or someone else you have named as the annuitant will start receiving regular payments from the amount you have saved and any investment earnings. This is the annuity period. The amount of the annuity payments will depend on earnings during the accumulation period, and afterward if you select a variable annuity option. That's why this product is called a variable annuity.

--------------------------------------------------------------------------------

HOW YOUR ANNUITY PAYMENTS ARE CALCULATED


During the accumulation period, this contract allows you to allocate your net premium payments and accumulation value to as many as 20 variable investment options, or 19 variable investment options and the fixed-rate option.


When you allocate your premiums to the variable investment options, you bear the risk of any investment losses. No assurance can be given that the value of the contract during the accumulation period, or the total amount of annuity payments made under the contract, will equal or exceed the net premium payments allocated to the variable investment options. When you allocate your net premium payments to the fixed-rate option, the contract guarantees that they will earn a minimum rate of interest and the investment risk is borne by GIAC.

--------------------------------------------------------------------------------
Annuity payments

The amount of the annuity payments will depend on earnings during the accumulation period, and afterward if you select a variable annuity option. That's why this product is called a variable annuity.
--------------------------------------------------------------------------------


GIAC has established a Separate Account to hold the variable investments in its annuity contracts. The Separate Account has 32 investment divisions, corresponding to 32 variable investment options, each of which invests in a mutual fund. Your net premiums are used to buy accumulation units in the investment divisions you have chosen, or are allocated to the fixed-rate option.


The total value of your contract's investment in the investment divisions and in the fixed-rate option is known as the accumulation value. It's determined by multiplying the number of variable accumulation units credited to your account in each investment division by the current value of the division's units, and adding your value in the fixed-rate option.

The value of units in a variable investment division reflects the investment experience within the division. The value of units in the fixed-rate option reflects interest accrued at a rate not less than the guaranteed minimum specified in the contract. For a complete explanation, please see Financial information: How we calculate unit values.

THE ANNUITY PERIOD

Payments to the annuitant under this contract must begin no later than his or her 90th birthday. Distributions under the contract are taxable, and if you take money out of the contract before age 59 1/2, you may also incur a 10% federal tax penalty on your earnings.

--------------------------------------------------------------------------------
Payout options

Annuity payout options are available on either a variable or fixed-rate basis.
--------------------------------------------------------------------------------

You may select one or a combination of three annuity payout options under the contract:

o     Life annuity without a guaranteed period

o     Life annuity with a 10-year guaranteed period

o     Joint and survivor annuity

These payout options are available on either a variable or fixed-rate basis. They're described in more detail in the section titled The annuity period.


                                                          ----------------------
S U M M A R Y                                             P R O S P E C T U S  1
                                                          ----------------------

OTHER CONTRACT FEATURES

Transfers among investment options

You can make transfers among the variable investment options at any time. Transfers to and from the fixed-rate option are only permitted during the accumulation period. Certain restrictions apply to transfers out of the fixed-rate option. Transfers must also comply with the rules of any retirement plan that apply. Please see The accumulation period: Transfers.

Death benefits

If you, or another person named as the annuitant, should die before annuity payments begin, then we pay a death benefit to the beneficiary. The contract also gives you the option of purchasing riders that may provide a greater death benefit. Please see Other contract features: Death benefits.

Surrenders and partial withdrawals

At any time during the accumulation period, you may withdraw some or all of the amount you have saved in the contract. Taking out all you have saved is known as a surrender; taking out part of your savings is a partial withdrawal. These options are not available once annuity payments begin. Please see The accumulation period: Surrenders and partial withdrawals.

EXPENSES

The following are expenses that you will incur as a contract owner:

o Operating expenses for mutual funds comprising the variable investment options


      Management fees and other expenses associated with the Funds ranged from 0.28% to 1.44% in 1999. Actual charges will depend on the variable investment options you select.


o     Mortality and expense risk charges

      1.05% annually of the net asset value of your variable investment options.

o     Administrative expenses

      0.20% annually of the net asset value of your variable investment options.

o     Contract fee

      An annual fee of $35, if the accumulation value in your contract is less than $100,000 on your contract's anniversary date.

The following are expenses that you may incur as a contract owner:

o     Contingent deferred sales charges

      A charge of 1% to 7% against any amount that you withdraw that has been in your contract for less than seven years. The actual amount will depend on the number of years the amount has been invested.

o     Enhanced death benefit expense

      If you choose this benefit, the annual expense is up to 0.25% of the net asset value of your variable investment options, depending on the rider chosen.


o     Living benefit rider expense

      If you choose this rider, you will pay a daily charge based on an annual rate of 0.25% of the net assets of your variable investment options.


o     Annuity taxes

      A tax on premiums or annuity payments, applicable in some states and municipalities only, that varies from 0.5% to 3.5% of premiums paid to the contract.

DECIDING TO PURCHASE A CONTRACT

You should consider purchasing a variable annuity contract if your objective is to invest over a long period of time and to accumulate assets on a tax-deferred basis, generally for retirement. You have the right to examine the contract and return it for cancellation within 10 days of receiving it. This is known as the free-look period. The period may be longer than 10 days in some states.

--------------------------------------------------------------------------------
Free-look period

You have the right to examine the contract and return it for cancellation within 10 days of receiving it. This is known as the free-look period.
--------------------------------------------------------------------------------

Please see Financial information: Summary of financial information about the Separate Account for more information about Separate Account E and unit values.

Please see Special terms used in this prospectus for definitions of key terms.

----------------------
2  P R O S P E C T U S                                             S U M M A R Y
----------------------

--------------------------------------------------------------------------------
     EXPENSE TABLE
--------------------------------------------------------------------------------

CONTRACT OWNER TRANSACTION EXPENSES

--------------------------------------------------------------------------------
Sales Charge Imposed on Purchases:                                          None
--------------------------------------------------------------------------------
Transfer Fee:                                                    Currently, none
                                              (may charge $25 for each transfer)
--------------------------------------------------------------------------------

Contingent Deferred Sales Charge:

The following charges will be assessed on premiums withdrawn that have been in the contract for less than 7 contract years.

                                                                      Contingent
Number of contract years completed                         deferred sales charge
from date of the premium payment                                   percentage(1)
================================================================================
0                                                                          7%
--------------------------------------------------------------------------------
1                                                                          6%
--------------------------------------------------------------------------------
2                                                                          5%
--------------------------------------------------------------------------------
3                                                                          4%
--------------------------------------------------------------------------------
4                                                                          3%
--------------------------------------------------------------------------------
5                                                                          2%
--------------------------------------------------------------------------------
6                                                                          1%
--------------------------------------------------------------------------------
7+                                                          0% and thereafter
================================================================================


The maximum contingent deferred sales charge will be equal to 7% of the lesser of (1) the total of all premium-payments made within 7 contract years (84 months) prior to the date of request for withdrawal or surrender; or (2) the amount withdrawn or surrendered.


--------------------------------------------------------------------------------
Annual Contract Fee:                                                   $35.00(2)
--------------------------------------------------------------------------------

SEPARATE ACCOUNT LEVEL ANNUAL EXPENSES
(as a percentage of daily net asset value)

                                                                                                                           Contracts
                                            Contracts                     Contracts                   Contracts with   with Contract
                                              without      Contracts   with Contract                          7 Year     Anniversary
                                             Enhanced    with 7 Year     Anniversary                  Enhanced Death  Enhanced Death
                                                Death       Enhanced  Enhanced Death  Contracts with     Benefit and     Benefit and
                                              Benefit  Death Benefit         Benefit  Living Benefit  Living Benefit  Living Benefit
====================================================================================================================================
Mortality & Expense Risk Charge                 1.05%          1.05%         1.05%       1.05%              1.05%           1.05%
------------------------------------------------------------------------------------------------------------------------------------
Other Separate Account Fees
      Administrative Charge                     0.20%          0.20%         0.20%       0.20%              0.20%           0.20%
------------------------------------------------------------------------------------------------------------------------------------
      Enhanced Death Benefit/
      Living Benefit Charge                     0.00%          0.20%         0.25%       0.25%              0.45%           0.50%
------------------------------------------------------------------------------------------------------------------------------------
Subtotal Other Separate Account Fees            0.20%          0.40%         0.45%       0.45%              0.65%           0.70%
====================================================================================================================================
Total Separate Account Level Annual Expenses    1.25%          1.45%         1.50%       1.50%              1.70%           1.75%

      Expenses
--------------------------------------------------------------------------------
      The tables will assist you in understanding the various costs and expenses of the Separate Account and its underlying Funds. The accompanying Fund prospectuses provide a more complete description of the various costs and expenses.


                                                          ----------------------
E X P E N S E   T A B L E                                 P R O S P E C T U S  3
                                                          ----------------------

ANNUAL EXPENSES OF THE FUNDS(3)
(as a percentage of average net assets)

                                                                   Total fund
                                           Management       Other   operating
                                                 fees    expenses    expenses
================================================================================
The Guardian Cash Fund                           .50%        .03%        .53%
--------------------------------------------------------------------------------
The Guardian Bond Fund(4)                        .50%        .07%        .57%
--------------------------------------------------------------------------------
The Guardian Stock Fund                          .50%        .02%        .52%
--------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund                .75%        .08%        .83%
--------------------------------------------------------------------------------
The Guardian VC 500 Index Fund(5)                .25%        .03%        .28%
--------------------------------------------------------------------------------
The Guardian VC Asset Allocation Fund(6)         .50%        .17%        .67%
--------------------------------------------------------------------------------
The Guardian VC High Yield Bond Fund(7)          .60%        .54%       1.14%
--------------------------------------------------------------------------------
Baillie Gifford International Fund               .80%        .16%        .96%
--------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund           1.00%        .44%       1.44%
--------------------------------------------------------------------------------
Value Line Centurion Fund(8)                     .50%        .09%        .59%
--------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust(8)   .50%        .08%        .58%
--------------------------------------------------------------------------------
Gabelli Capital Asset Fund                      1.00%        .08%       1.08%
--------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund               .62%        .11%        .73%
--------------------------------------------------------------------------------
AIM V.I. Global Utilities Fund                   .65%        .49%       1.14%
--------------------------------------------------------------------------------
AIM V.I. Government Securities Fund              .50%        .40%        .90%
--------------------------------------------------------------------------------
AIM V.I. Value Fund                              .61%        .15%        .76%
--------------------------------------------------------------------------------
Davis Financial Portfolio(9)                     .75%        .25%       1.00%
--------------------------------------------------------------------------------
Davis Real Estate Portfolio(9)                   .75%        .25%       1.00%
--------------------------------------------------------------------------------
Davis Value Portfolio(9)                         .75%        .25%       1.00%
================================================================================

(1) After the first contract year, and during the first contract year if you purchased your contract on or after May 1, 2000 (if available in your state), you may withdraw in each contract year, without a deferred sales charge, the greater of: (i) the excess of the accumulation value on the date of withdrawal over the aggregate net premium payments that have not been previously withdrawn, or (ii) 10% of the total premium payments made, minus the aggregate amount of all prior partial withdrawals made in such contract year. For contracts issued in Section 1035 exchanges, trustee-to-trustee transfers, in certain IRA transfers or rollovers, or to Charitable Remainder Trusts, this privilege may also be exercised in the first contract year.


(2)   Where required by state law, this fee may be lower.


(3) These percentages reflect the actual fees and expenses incurred by each Fund during the year ended December 31, 1999 except for Janus Aspen Funds and Guardian VC 500 Index Fund whose expenses are restated as described below.

(4) Expenses reflected include interest expense. If interest expense were not included, total expenses would be 0.55%.



----------------------
4  P R O S P E C T U S                                 E X P E N S E   T A B L E
----------------------

                                                                   Total fund
                                           Management       Other   operating
                                                 fees    expenses    expenses
================================================================================
Fidelity VIP II Contrafund Portfolio(10)         .59%        .16%        .75%
--------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio(10)         .49%        .17%        .66%
--------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities
  Portfolio(10)                                  .59%        .19%        .78%
--------------------------------------------------------------------------------
Fidelity VIP III Mid Cap Portfolio(10)           .59%        .48%       1.07%
--------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio(11)      .65%        .02%        .67%
--------------------------------------------------------------------------------
Janus Aspen Capital Appreciation Portfolio(11)   .65%        .04%        .69%
--------------------------------------------------------------------------------
Janus Aspen Growth Portfolio(11)                 .65%        .02%        .67%
--------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio(11)       .65%        .05%        .70%
--------------------------------------------------------------------------------
MFS Emerging Growth Series(12)                   .75%        .09%        .84%
--------------------------------------------------------------------------------
MFS Growth With Income Series                    .75%        .13%        .88%
--------------------------------------------------------------------------------
MFS New Discovery Series(12)                     .90%        .27%       1.17%
--------------------------------------------------------------------------------
MFS Research Series(12)                          .75%        .11%        .86%
--------------------------------------------------------------------------------
MFS Total Return Series(12)                      .75%        .15%        .90%
================================================================================



(5) Expenses are based upon expenses for the fiscal year ended December 31, 1999, restated to reflect a reduction in the management fee for the Fund. Expenses for the year ended December 31, 1999 were 0.29% after applicable waivers and expense reimbursements, and 0.36% before applicable waivers and expense reimbursements.

(6) Expenses do not include expenses of the underlying funds in which the Guardian VC Asset Allocation Fund invests its assets. Including the expense of the underlying funds, the Fund's total expenses would be 0.98%.

(7) Expenses reflected have not been grossed up to include the effects of custody credits received by the Fund. With these credits, total expenses would have been 0.99%.

(8) Total expenses have been grossed up to include custody credit arrangements. However, the credit received does not affect the Funds' total expenses. The operational expenses for Value Line Strategic Asset Management Trust and Value Line Centurion Fund reflect expense reimbursements paid by those funds to us for certain administrative and shareholder servicing expenses that we incur on their behalf. For the year ended December 31, 1999, we were reimbursed $857,868 by Value Line Strategic Asset Management Trust, and $586,401 by Value Line Centurion Fund.

(9) Had the adviser not absorbed certain expenses, the ratio of expenses to average net assets would have been 2.29%, 4.24%, and 11.70% for Davis Value Portfolio, Davis Financial Portfolio and Davis Real Estate Portfolio, respectively.

(10) The expenses shown for Fidelity VIP II Contrafund Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP III Growth Opportunities Portfolio and Fidelity VIP III Mid Cap Portfolio reflect varying arrangements between these Funds and third parties who have either paid or reduced a portion of the Funds' expenses. Without these reimbursements, total expenses would have been .78%, .67%, .79% and 1.10% respectively.

(11) Expenses are based upon expenses for the fiscal year ended December 31, 1999, restated to reflect a reduction in the management fee for Janus Aspen Growth, Janus Aspen Aggressive Growth, Janus Aspen Capital Appreciation, and Janus Aspen Worldwide Growth Portfolios. All expenses are shown without the effect of expense offset arrangements.

(12) The MFS Funds have expense offset arrangements which reduce their custodian fees based upon the amount of cash maintained by each Fund with its custodian. The "Total expenses" in the table do not take into account this expense reduction and are therefore higher than the actual expenses of each Fund. The expenses shown for MFS New Discovery Series reflect an agreement by the Fund's adviser to bear expenses, subject to reimbursement by the Fund, such that the Fund's "Other Expenses" will not exceed 0.25% of the Fund's average daily net assets during 1999. Reimbursement by the Fund will be accomplished by the payment of an expense reimbursement fee by the Fund to the Adviser, subject to the maximum of 0.25% described above. Effective May 1, 2000, the adviser has contractually agreed, subject to reimbursement, to bear expenses for the New Discovery Series such that the New Discovery Series' "Other expenses" (after taking into effect expense offset arrangements referred to above) will not exceed 0.15%. This arrangement will continue until at least May 1, 2001, unless changed with the consent of the board of trustees which oversees the Series.



                                                          ----------------------
S U M M A R Y                                             5  P R O S P E C T U S
                                                          ----------------------

Comparison of contract expenses among underlying funds

BC  = Basic Contract
CAEDB = Contract Anniversary Enhanced Death Benefit
LB = Living Benefit
CAEDB plus LB = Contract Anniversary Enhanced Death Benefit plus Living Benefit



If you surrender your contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets.


                                                    1 Yr.                 3 Yrs.                 5 Yrs.                10 Yrs.
                                          =====================  =====================  =====================  =====================
                                                 CAEDB   CAEDB          CAEDB   CAEDB          CAEDB   CAEDB          CAEDB   CAEDB
                                            BC   OR LB  plus LB    BC   OR LB  plus LB    BC   OR LB  plus LB    BC   OR LB  plus LB
========================================  =====  =====  =======  =====  =====  =======  =====  =====  =======  =====  =====  =======
The Guardian Cash Fund                      90     92      95     110    118     126     134    147     160     225    252     278
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
The Guardian Bond Fund                      90     93      95     112    120     128     136    149     163     229    256     282
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
The Guardian Stock Fund                     89     92      95     110    118     126     133    147     160     224    251     277
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
The Guardian Small Cap Stock Fund           93     95      98     120    128     136     150    163     176     257    283     309
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
The Guardian VC 500 Index Fund              87     90      92     103    110     118     120    134     147     197    225     252
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
The Guardian VC Asset Allocation Fund       91     94      96     115    123     131     141    155     168     240    267     293
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
The Guardian VC High Yield Bond Fund        96     99     101     130    138     145     166    179     192     290    315     340
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Baillie Gifford International Fund          94     97      99     124    132     140     157    170     183     271    297     322
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Baillie Gifford Emerging Markets Fund       99    102     104     139    147     155     182    195     207     320    345     369
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Value Line Centurion Fund                   90     93      95     112    120     128     137    150     164     231    258     284
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Value Line Strategic Asset Management
  Trust                                     90     93      95     112    120     128     137    150     163     230    257     283
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Gabelli Capital Asset Fund                  95     98     101     128    136     144     163    176     189     283    309     334
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
AIM V.I. Capital Appreciation Fund          92     94      97     117    125     133     145    158     171     246    273     299
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
AIM V.I. Global Utilities Fund              96     99     101     130    138     145     166    179     192     290    315     340
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
AIM V.I. Government Securities Fund         93     96      99     122    130     138     154    167     180     265    291     316
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
AIM V.I. Value Fund                         92     95      97     118    126     134     146    159     172     250    276     302
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Davis Financial Portfolio                   94     97     100     125    133     141     159    172     185     275    301     326
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Davis Real Estate Portfolio                 94     97     100     125    133     141     159    172     185     275    301     326
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Davis Value Portfolio                       94     97     100     125    133     141     159    172     185     275    301     326
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Fidelity VIP II Contrafund Portfolio        92     94      97     117    125     133     146    159     172     249    275     301
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Fidelity VIP Equity-Income Portfolio        91     94      96     115    123     130     141    154     167     239    266     292
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Fidelity VIP III Growth Opportunities
  Portfolio                                 92     95      97     118    126     134     147    160     174     252    278     304
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Fidelity VIP III Mid Cap Portfolio          95     98     100     128    135     143     163    176     188     282    308     333
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Janus Aspen Aggressive Growth Portfolio     91     94      96     115    123     131     141    155     168     240    267     293
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Janus Aspen Capital Appreciation
  Portfolio                                 91     94      96     116    123     131     142    156     169     242    269     295
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Janus Aspen Growth Portfolio                91     94      96     115    123     131     141    155     168     240    267     293
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Janus Aspen Worldwide Growth Portfolio      91     94      97     116    124     132     143    156     169     243    270     296
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
MFS Emerging Growth Series                  93     95      98     120    128     136     150    164     177     258    284     310
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
MFS Growth With Income Series               93     96      98     122    129     137     153    166     179     262    289     314
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
MFS New Discovery Series                    96     99     102     131    139     146     168    181     194     293    318     343
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
MFS Research Series                         93     96      98     121    129     137     152    165     178     260    287     312
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
MFS Total Return Series                     93     96      99     122    130     138     154    167     180     265    291     316
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------



----------------------
6  P R O S P E C T U S                                             S U M M A R Y
----------------------

If you do not surrender your contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets.


                                                    1 Yr.                 3 Yrs.                 5 Yrs.                10 Yrs.
                                          =====================  =====================  =====================  =====================
                                                 CAEDB   CAEDB          CAEDB   CAEDB          CAEDB   CAEDB          CAEDB   CAEDB
                                            BC   OR LB  plus LB    BC   OR LB  plus LB    BC   OR LB  plus LB    BC   OR LB  plus LB
========================================  =====  =====  =======  =====  =====  =======  =====  =====  =======  =====  =====  =======
The Guardian Cash Fund                      20     22      25      60     68      76     104    117     130     225    252     278
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
The Guardian Bond Fund                      20     23      25      62     70      78     106    119     133     229    256     282
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
The Guardian Stock Fund                     19     22      25      60     68      76     103    117     130     224    251     277
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
The Guardian Small Cap Stock Fund           23     25      28      70     78      86     120    133     146     257    283     309
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
The Guardian VC 500 Index Fund              17     20      22      53     60      68      90    104     117     197    225     252
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
The Guardian VC Asset Allocation Fund       21     24      26      65     73      81     111    125     138     240    267     293
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
The Guardian VC High Yield Bond Fund        26     29      31      80     88      95     136    149     162     290    315     340
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Baillie Gifford International Fund          24     27      29      74     82      90     127    140     153     271    297     322
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Baillie Gifford Emerging Markets Fund       29     32      34      89     97     105     152    165     177     320    345     369
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Value Line Centurion Fund                   20     23      25      62     70      78     107    120     134     231    258     284
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Value Line Strategic Asset Management
  Trust                                     20     23      25      62     70      78     107    120     133     230    257     283
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Gabelli Capital Asset Fund                  25     28      31      78     86      94     133    146     159     283    309     334
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
AIM V.I. Capital Appreciation Fund          22     24      27      67     75      83     115    128     141     246    273     299
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
AIM V.I. Global Utilities Fund              26     29      31      80     88      95     136    149     162     290    315     340
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
AIM V.I. Government Securities Fund         23     26      29      72     80      88     124    137     150     265    291     316
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
AIM V.I. Value Fund                         22     25      27      68     76      84     116    129     142     250    276     302
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Davis Financial Portfolio                   24     27      30      75     83      91     129    142     155     275    301     326
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Davis Real Estate Portfolio                 24     27      30      75     83      91     129    142     155     275    301     326
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Davis Value Portfolio                       24     27      30      75     83      91     129    142     155     275    301     326
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Fidelity VIP II Contrafund Portfolio        22     24      27      67     75      83     116    129     142     249    275     301
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Fidelity VIP Equity-Income Portfolio        21     24      26      65     73      80     111    124     137     239    266     292
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Fidelity VIP III Growth Opportunities
  Portfolio                                 22     25      27      68     76      84     117    130     144     252    278     304
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Fidelity VIP III Mid Cap Portfolio          25     28      30      78     85      93     133    146     158     282    308     333
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Janus Aspen Aggressive Growth Portfolio     21     24      26      65     73      81     111    125     138     240    267     293
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Janus Aspen Capital Appreciation
  Portfolio                                 21     24      26      66     73      81     112    126     139     242    269     295
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Janus Aspen Growth Portfolio                21     24      26      65     73      81     111    125     138     240    267     293
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
Janus Aspen Worldwide Growth Portfolio      21     24      27      66     74      82     113    126     139     243    270     296
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
MFS Emerging Growth Series                  23     25      28      70     78      86     120    134     147     258    284     310
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
MFS Growth With Income Series               23     26      28      72     79      87     123    136     149     262    289     314
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
MFS New Discovery Series                    26     29      32      81     89      96     138    151     164     293    318     343
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
MFS Research Series                         23     26      28      71     79      87     122    135     148     260    287     312
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------
MFS Total Return Series                     23     26      29      72     80      88     124    137     150     265    291     316
----------------------------------------  -----  -----  -------  -----  -----  -------  -----  -----  -------  -----  -----  -------



                                                          ----------------------
E X P E N S E   T A B L E                                 P R O S P E C T U S  7
                                                          ----------------------

The comparison of Fund expenses assumes that the expenses incurred during the periods shown will be the same as those reported in the Expense Table above. The comparison does not represent past or future expenses. Actual expenses may be higher or lower than those shown. The effect of the annual contract administration fee was calculated by: (1) dividing the total contract administration fees for the year ended December 31, 1999 by total average net assets for the year; (2) adding this percentage to annual expenses; and (3) calculating the dollar amounts. In addition, annuity taxes currently imposed by certain states and municipalities on premium payments will reduce the amount of each premium payment available for allocation under the contract.


--------------------------------------------------------------------------------
THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.


The Guardian Insurance & Annuity Company, Inc. (GIAC) is a stock life insurance company incorporated in the state of Delaware in 1970. GIAC, which issues the contracts offered with this prospectus, is licensed to conduct an insurance business in all 50 states of the United States and the District of Columbia. The company had total assets of over $11.8 billion as of December 31, 1999. Its financial statements appear in the Statement of Additional Information.


GIAC's executive office is located at 7 Hanover Square, New York, New York 10004. The mailing address of the GIAC Customer Service Office, which administers these contracts, is P.O. Box 26210, Lehigh Valley, Pennsylvania 18002.


GIAC is wholly owned by The Guardian Life Insurance Company of America (Guardian
Life), a mutual life insurance company organized in the State of New York in 1860. As of December 31, 1999, Guardian Life had total assets in excess of $16.8 billion. Guardian Life does not issue the contracts offered under this prospectus and does not guarantee the benefits they provide.

--------------------------------------------------------------------------------


----------------------
8  P R O S P E C T U S                                 E X P E N S E   T A B L E
----------------------

--------------------------------------------------------------------------------
     BUYING A CONTRACT
--------------------------------------------------------------------------------

THE APPLICATION FORM

If you would like to buy a contract, you must complete and sign the application form. You or your agent then must send it, along with your initial premium payment, by regular U.S. mail to the following address:

The Guardian Insurance & Annuity Company, Inc.
Customer Service Office
P.O. Box 26210
Lehigh Valley, Pennsylvania  18002

If you wish to send your application and payment by certified, registered or express mail, please address it to:

The Guardian Insurance & Annuity Company, Inc.
Customer Service Office
3900 Burgess Place
Bethlehem, Pennsylvania  18017

Our decision to accept or reject your application is based on administrative rules such as whether you have completed the form completely and accurately. We have the right to reject any application or initial premium payment for any reason.

If we accept your application as received, we will credit your net premium payment to your new contract within two business days. If your application is not complete within five business days of our receiving it, we will return it to you along with your payment.

PAYMENTS

We require a minimum initial premium payment of $500. Thereafter, the minimum additional payment is $100. However, if you purchase a contract through an employer payroll deduction plan, we will accept purchase payments below $100. We will not accept an initial premium payment greater than $2,000,000 without prior permission from an authorized officer of GIAC. Without our written consent, total flexible premium payments made in any contract year after the first may not exceed $1,000,000.


                                                          ----------------------
B U Y I N G   A   C O N T R A C T                         P R O S P E C T U S  9
                                                          ----------------------

--------------------------------------------------------------------------------
      THE ACCUMULATION PERIOD
--------------------------------------------------------------------------------

      Accumulation units
--------------------------------------------------------------------------------
      The value of accumulation units will vary as you earn interest in the fixed-rate option or as the value of investments rises and falls in the variable investment options.

HOW WE ALLOCATE YOUR PREMIUM PAYMENTS

After we receive your initial premium payment and issue a contract to you, we will normally credit subsequent net premium payments to your contract on the same day we receive them, provided we receive them prior to the close of our regular business day.

If we receive your payment on a non-business day, or after our close, we will normally credit it on the next business day. If required in your state or municipality, annuity taxes are deducted from your payment before we credit it to your contract. We call the amount remaining after this deduction the net premium payment.

We use your net premium payments to purchase accumulation units in the variable investment options you have chosen or in the fixed-rate option, according to your instructions in the application or as later changed. The prices of accumulation units are set daily because they change along with the share values of the Funds you invest in. The amount you pay for each unit will be the next price calculated after we receive and accept your payment.

The value of accumulation units will vary as you earn interest in the fixed-rate option or as the value of investments rises and falls in the variable investment options.

You can change your investment option selections by notifying us in writing. We will apply your new instructions to subsequent net premium payments after we receive and accept them. Please remember that you cannot invest in more than 20 variable investment options, or 19 variable investment options and the fixed-rate option, at any given time.

THE SEPARATE ACCOUNT


GIAC has established a Separate Account, known as Separate Account E, to receive and invest your premium payments in the variable investment options. The Separate Account has 32 investment divisions, corresponding to the 32 Funds available to you. The performance of each division is based on the Fund in which it invests.


The Separate Account was established by GIAC on September 26, 1996. It is registered as a unit investment trust under the Investment Company Act of 1940 (the 1940 Act) and meets the definition of a separate account under federal securities laws. State insurance law provides that the assets of the Separate Account equal to its reserves and other liabilities are not chargeable with GIAC's obligations except those under annuity contracts issued through the Separate Account. Income, gains and losses of the Separate Account are kept separate from other income, gains or losses of the contract owner.


-----------------------
10  P R O S P E C T U S                    A C C U M U L A T I O N   P E R I O D
-----------------------

Each investment division is administered and accounted for as part of the general business of GIAC. Under Delaware law, the income and capital gains or capital losses of each investment division, whether realized or unrealized, are credited to or charged against the assets held in that division according to the terms of each contract, without regard to other income, capital gains or capital losses of the other investment divisions or of GIAC. Contract obligations are GIAC's responsibility. According to Delaware insurance law, the assets of the Separate Account are not chargeable with liabilities arising out of any other business GIAC may conduct. Please see Financial Information: Federal tax matters.

We have the right to make changes to the Separate Account, to the investment divisions within it, and to the Fund shares they hold. These changes must be made in a manner that is consistent with laws and regulations. When necessary, we'll use this right to serve your best interests and to carry out the purposes of the contract. Possible changes to the Separate Account and the investment divisions include:

o     deregistering the Separate Account under the 1940 Act

o operating the Separate Account as a management investment company, or in another permissible form

o     combining two or more Separate Accounts or investment divisions

o transferring assets between investment divisions, or into another Separate Account, or into GIAC's general account

o modifying the contracts where necessary to preserve the favorable tax treatment that owners of variable annuities currently receive under the Internal Revenue Code

o eliminating the shares of any of the Funds and substituting shares of another appropriate Fund

o adding to or suspending your ability to make allocations or transfers into any variable investment option or the fixed-rate option.

VARIABLE INVESTMENT OPTIONS


You may choose to invest in a maximum of 20 of the 32 variable investment options at any time. Each Fund is an open-end diversified management investment company, registered with the Securities and Exchange Commission under the 1940 Act.


The Funds have different investment objectives which influence their risk and return. The table below summarizes their main characteristics.


      Variable investment options
--------------------------------------------------------------------------------
      You may choose to invest in a maximum of 20 of the 32 variable investment options at any time.



                                                         -----------------------
A C C U M U L A T I O N   P E R I O D                    P R O S P E C T U S  11
                                                         -----------------------

Variable investment options


Fund                                    Investment objectives                        Typical investments
===========================================================================================================================
The Guardian Stock Fund                 Long-term growth of capital                  U.S. common stocks
---------------------------------------------------------------------------------------------------------------------------
The Guardian VC 500 Index Fund          Seeks to match the investment performance    Common stocks of companies in the S&P
                                        of the Standard & Poor's 500 Corporate       Index, which emphasizes large U.S.
                                        Stock Price Index (the "S&P Index")          companies
---------------------------------------------------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund       Long-term growth of capital                  U.S. common stocks of companies with
                                                                                     small market capitalization
---------------------------------------------------------------------------------------------------------------------------
The Guardian Bond Fund                  Maximum income without undue                 Investment grade debt obligations
                                        risk of principal; capital appreciation
                                        as a secondary objective
---------------------------------------------------------------------------------------------------------------------------
The Guardian VC High Yield Bond Fund    Current income; capital appreciation is      Corporate bonds and other debt
                                        a secondary objective                        securities rated below investment
                                                                                     grade
---------------------------------------------------------------------------------------------------------------------------
The Guardian Cash Fund                  High level of current income consistent      Money market instruments
                                        with liquidity and preservation of capital
---------------------------------------------------------------------------------------------------------------------------
The Guardian VC Asset Allocation Fund   Long-term total investment return            Shares of The Guardian Stock Fund, The
                                        consistent with moderate investment risk     Guardian Bond Fund, and The Guardian
                                                                                     Cash Fund
---------------------------------------------------------------------------------------------------------------------------
Baillie Gifford International Fund      Long-term capital appreciation               Common stocks and convertible
                                                                                     securities issued by foreign companies
---------------------------------------------------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund   Long-term capital appreciation               Common stocks and convertible
                                                                                     securities of emerging market
                                                                                     companies
---------------------------------------------------------------------------------------------------------------------------
Value Line Centurion Fund               Long-term growth of capital                  U.S. common stocks with selections
                                                                                     based on rankings of the Value Line
                                                                                     Ranking System
---------------------------------------------------------------------------------------------------------------------------
Value Line Strategic Asset              High total investment return (current        U.S. common stocks with selections
Management Trust                        income and capital appreciation)             based on rankings of the Value Line
                                        consistent with reasonable risk              Ranking System, bonds and money market
                                                                                     instruments
---------------------------------------------------------------------------------------------------------------------------
Gabelli Capital Asset Fund              Growth of capital; current income as         U.S. common stocks and convertible
                                        a secondary objective                        securities
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund      Growth of capital                            Common stocks of medium and
                                                                                     small-sized growth companies
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Utilities Fund          High current income; growth of capital       Common and preferred stocks of
                                        as a secondary objective                     domestic or foreign public utilities
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund     Seeks a high current income consistent       Debt securities issued, guaranteed or
                                        with reasonable concern for safety of        otherwise backed by the U.S. government
                                        principal
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                     Long-term growth of capital; income as a     Equity securities judged to be
                                        secondary objective                          undervalued by the investment adviser
---------------------------------------------------------------------------------------------------------------------------
Davis Financial Portfolio               Growth of capital                            Common stocks of financial companies
---------------------------------------------------------------------------------------------------------------------------
Davis Real Estate Portfolio             Total return through a combination of        Securities issued by companies that
                                        growth and income                            are "principally engaged" in real
                                                                                     estate
---------------------------------------------------------------------------------------------------------------------------
Davis Value Portfolio                   Growth of capital                            U.S. common stocks of companies with
                                                                                     at least $5 billion market
                                                                                     capitalization
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio    Long-term capital appreciation               U.S. and foreign common stocks of
                                                                                     companies believed to be undervalued
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio    Reasonable income; also considers            Income-producing equity securities
                                        potential for capital appreciation
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities   Capital growth                               U.S. and foreign common stocks
  Portfolio
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Mid Cap Portfolio      Long-term growth of capital                  Common stocks with medium market
                                                                                     capitalization, both U.S. and foreign
---------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth           Long-term growth of capital                  Equity securities of medium-sized
Portfolio                                                                            companies; non-diversified
---------------------------------------------------------------------------------------------------------------------------
Janus Aspen Capital Appreciation        Long-term growth of capital                  Equity securities of companies of any
Portfolio                                                                            size; non-diversified
---------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio            Long-term growth of capital in a manner      Common stocks of issuers of any size
                                        consistent with preservation of capital
---------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth            Long-term growth of capital in a manner      Common stocks of foreign and U.S.
Portfolio                               consistent with preservation of capital      issuers; usually invests in at least
                                                                                     five countries, including the U.S.
---------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series              Long-term growth of capital                  Common stocks of emerging growth
                                                                                     companies of any size
---------------------------------------------------------------------------------------------------------------------------
MFS Growth With Income Series           Reasonable current income and long-term      Equity securities issued by U.S. and
                                        growth of capital and income                 foreign companies
---------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series                To seek capital appreciation                 Equity securities of companies that
                                                                                     offer superior prospects for growth,
                                                                                     both U.S. and foreign
---------------------------------------------------------------------------------------------------------------------------
MFS Research Series                     Long-term growth of capital and future       Equity securities of companies
                                        income                                       believed to possess better than average
                                                                                     prospects for long-term growth
---------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series                 Above average income consistent with         Broad list of securities, including
                                        prudent employment of capital; as a          a combination of equity and fixed-income,
                                        secondary objective, to provide reasonable   both U.S. and foreign
                                        opportunity for growth of capital and
                                        income
===========================================================================================================================

Some of these Funds may not be available in your state.


Some Funds have similar investment objectives and policies to other funds managed by the same adviser. However, the investment returns of the Funds may be higher or lower than those of similar funds managed by the same adviser. There is no assurance, and we make no representation, that the performance of any Fund will be comparable to the performance of any other fund.

Some of these Funds are available under other separate accounts supporting variable annuity contracts and variable life insurance policies of GIAC and other companies. We do not anticipate any inherent conflicts with these arrangements. However, it is possible that conflicts of interest may arise in connection with the use of the same Funds under both variable life insurance policies and variable annuity contracts, or issued by different companies. While the Board of Directors of each Fund monitors activities in an effort to avoid or


-----------------------
12  P R O S P E C T U S                    A C C U M U L A T I O N   P E R I O D
-----------------------
correct any material irreconcilable conflicts of interest arising out of this arrangement, we may also take actions to protect the interests of our contract owners. See the accompanying Fund prospectuses for more information about possible conflicts of interest.

Some investment advisers (or their affiliates) may pay us compensation for administration, distribution or other expenses. Currently, these advisers include Value Line, Inc., Massachusetts Financial Services Company, AIM Advisors, Inc., Janus Capital Corporation, Fidelity Management & Research Company, and Davis Selected Advisers, LP. The amount of compensation is usually based on assets of the relevant variable investment options from contracts that we issue, and some advisers may pay us more than others.

The Funds' investment advisers and their principal business addresses are shown in the table below.

Investment advisers


                                       Investment adviser
Fund                                   and principal business address
=====================================================================================
The Guardian Stock Fund                Guardian Investor Services Corporation
The Guardian Small Cap Stock Fund      7 Hanover Square
The Guardian Bond Fund                 New York, New York  10004
The Guardian Cash Fund
The Guardian VC 500 Index Fund
The Guardian VC Asset Allocation Fund
The Guardian VC High Yield Bond Fund
-------------------------------------------------------------------------------------
Baillie Gifford International Fund     Guardian Baillie Gifford Limited (Adviser)
Baillie Gifford Emerging               Baillie Gifford Overseas Limited (Sub-adviser)
  Markets Fund                         1 Rutland Court
                                       Edinburgh, Scotland  EH3 8EY
-------------------------------------------------------------------------------------
Value Line Centurion Fund              Value Line, Inc.
Value Line Strategic Asset             220 East 42nd Street
  Management Trust                     New York, New York  10017
-------------------------------------------------------------------------------------
Gabelli Capital Asset Fund             Gabelli Funds, LLC
                                       One Corporate Center
                                       Rye, New York  10580
-------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund     A I M Advisors, Inc.
AIM V.I. Global Utilities Fund         11 Greenway Plaza -- Suite 100
AIM V.I. Government Securities Fund    Houston, Texas  77046-1173
AIM V.I. Value Fund
-------------------------------------------------------------------------------------
Davis Financial Portfolio              Davis Selected Advisers, LP
Davis Real Estate Portfolio            2949 East Elvira Road
Davis Value Portfolio                  Suite 101
                                       Tucson, Arizona 85706
-------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio   Fidelity Management & Research Company
Fidelity VIP Equity-Income Portfolio   82 Devonshire Street
Fidelity VIP III Growth                Boston, Massachusetts  02109
  Opportunities Portfolio
Fidelity VIP III Mid Cap Portfolio
-------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth          Janus Capital Corporation
Portfolio                              100 Fillmore Street
Janus Aspen Capital Appreciation       Denver, Colorado  80206-4928
Portfolio
Janus Aspen Growth Portfolio
Janus Aspen Worldwide Growth
Portfolio
-------------------------------------------------------------------------------------
MFS Growth With Income Series          MFS Investment Management(R)
MFS Emerging Growth Series             500 Boylston Street
MFS New Discovery Series               Boston, Massachusetts 02116
MFS Research Series
MFS Total Return Series
-------------------------------------------------------------------------------------


      Before investing
--------------------------------------------------------------------------------
      Please read the accompanying Fund prospectuses carefully. They contain important information on the investment objectives, policies, charges and expenses of the Funds.


                                                         -----------------------
A C C U M U L A T I O N   P E R I O D                    P R O S P E C T U S  13
                                                         -----------------------

      Fixed-rate option
--------------------------------------------------------------------------------
      In the fixed-rate option, we guarantee that the net premium payments you invest will earn daily interest at a minimum annual rate of 3%.

FIXED-RATE OPTION

The fixed-rate option is not registered under the Securities Act of 1933 or as an investment company under the 1940 Act, and is therefore not subject to the provisions or restrictions of these Acts. However, the following disclosure about the fixed-rate option may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of statements not in prospectuses. The fixed-rate option may not be available for allocation in all states in which the contracts are available.

In the fixed-rate option, we guarantee that the net premium payments you invest will earn daily interest at a minimum annual rate of 3%. You can allocate all of your net premium payments to this option, or you may choose it as one of your investment selections. The value of your net premiums invested in the fixed-rate option does not vary with the investment experience of any Fund. The money that you put into your fixed-rate option becomes part of GIAC's general assets.

At certain times we may choose to pay interest at a rate higher than 3%, but we aren't obliged to do so. Higher interest rates are determined at our discretion, and we can change them prospectively without notice. We don't use a specific formula to determine interest rates; rather we consider such factors as general economic trends, current rates of return on our general account investments, regulatory and tax requirements, and competitive factors. The rate of interest we pay hasn't been limited by our Board of Directors.

Here are some of the important conditions that apply when we pay interest on your investments in the fixed-rate option:

o The initial interest rate that we credit to your premiums or transfers will be whatever rate is in effect on the date the amounts are allocated to the fixed-rate option.

o This interest rate will continue until the next contract anniversary date (unless you have elected Dollar Cost Averaging from the fixed-rate option over a shorter period of time).

o At that time, all payments and transfers allocated to the fixed-rate option during the previous year, together with interest earned, will be credited with the rate of interest in effect on the renewal date, known as the renewal rate.

--------------------------------------------------------------------------------
When you buy a contract, please note:

o     You can choose up to 20 investment options at any one time.

o If you select the fixed-rate option, you are limited to an additional 19 variable options.

o There are no initial sales charges on the premium payments that you allocate to the variable investment options. However, there may be premium tax charges.

o All of the dividends and capital gains distributions that are payable to variable investment options are reinvested in shares of the applicable Fund at the current net asset value.

o When the annuity period of the contract begins, we will apply your accumulation value to a payment option in order to make annuity payments to you.

o You can arrange to transfer your investments among the divisions by notifying us in writing or by telephone. Currently, there is no fee for this, but we reserve the right to charge a fee and to limit the number of transactions.

>     You can change beneficiaries as long as the annuitant is living.
--------------------------------------------------------------------------------


-----------------------
14  P R O S P E C T U S                    A C C U M U L A T I O N   P E R I O D
-----------------------

o The renewal rate will be guaranteed until the next contract anniversary date.

If your state's insurance department permits, your contract may have what's known as a bailout rate. If the renewal rate set on any contract anniversary date is less than the bailout rate, you can withdraw all or part of the money you have invested in the fixed-rate option for at least one year from the contract without incurring a deferred sales charge.

TRANSFERS

You can transfer money among variable investment options both before and after the date annuity payments begin. You can also transfer to and from the fixed-rate option, but only before the date annuity payments begin. Transfers are subject to certain conditions, which are described below.

If you are considering a transfer, be sure to look into each option carefully and make sure your decisions will help you to achieve your long-term investment goals.

During the accumulation period and up to 30 days before the date annuity payments are scheduled to begin, you can transfer all or part of your accumulation value among the contract options. These transfers are subject to the following rules:

o We permit transfers from the fixed-rate option to any variable investment option only once each contract year, during the 30 days beginning on the contract anniversary date. There is an exception for the dollar cost averaging feature: amounts that have been on deposit in the fixed-rate option longest will be transferred out first. The maximum yearly transfer from the fixed-rate option is the greater of the following:

      - 33 1/3% of the amount in the fixed-rate option on the applicable contract anniversary date or


      -     $10,000, or


      - the total dollar amount transferred from the fixed-rate option in the previous contract year multiplied by 1.15

o Each transfer involving the variable investment options will be based on the accumulation unit value that is next calculated after we have received proper transfer instructions from you.

We will implement a transfer upon receiving your written or telephone instructions in good order. If your request reaches our customer service office before 3:30 p.m. Eastern time on a business day, we will normally implement it that same day.

At this time, we do not limit the number of transfers you may make. However, we have the right to limit the frequency of transfers to not more than once every 30 days.

      Transfers
--------------------------------------------------------------------------------
      You can transfer money between variable investment options both before and after the date annuity payments begin. You can also transfer to and from the fixed-rate option, but only before the date annuity payments begin.


                                                         -----------------------
A C C U M U L A T I O N   P E R I O D                    P R O S P E C T U S  15
                                                         -----------------------

--------------------------------------------------------------------------------
Personal security

When you call us, we will require identification of your contract as well as your personal security code. We may accept transfer instructions from anyone who can provide us with this information. Neither GIAC, Guardian Investor Services Corporation, nor the Funds will be liable for any loss, damage, cost or expense resulting from a telephone transfer we reasonably believe to be genuine. As a result, you assume the risk of unauthorized or fraudulent telephone transfers. We may record telephone conversations regarding transfers without disclosure to the caller.
--------------------------------------------------------------------------------

At this time, we do not charge for transfers; however, we do have the right to impose a fee of up to $25 per transfer. We will deduct any transfer charges on a pro-rata basis from the options you transfer from.

We require proper authorization to honor telephone transfer instructions. If you would like this privilege, please complete a transfer authorization form, or give us authorization on your application. Once we have your authorization on file, you can carry out a telephone transfer by calling 1-800-533-0099 between 9:00 a.m. and 3:30 p.m. Eastern time on any business day when we are open.

During periods of drastic economic or market changes it may be difficult to contact us to request a telephone transfer. At such times, please send your transfer request by regular or express mail and we will process it using the accumulation unit value first calculated after we receive the request. We have the right to modify, suspend or discontinue telephone transfer privileges at any time without prior notice.

After the date annuity payments begin, if you have a variable annuity option you can transfer all or part of the value of your annuity among the variable investment options only once each calendar year. No fixed-rate option transfers are permitted.

SURRENDERS AND PARTIAL WITHDRAWALS

During the accumulation period and while the annuitant and all contract owners are living, you can redeem your contract in whole. This is known as surrendering the contract. If you redeem part of the contract, it's called a partial withdrawal. We will not accept requests for surrenders or partial withdrawals after the date annuity payments begin.

Your request for surrenders and partial withdrawals must be received in good order. If you wish to surrender your contract, you must send us the contract or we will not process the request. If you have lost the contract, we will require an acceptable affidavit of loss.

To process a partial withdrawal, we will redeem enough accumulation units to equal the dollar value of your request. When you surrender your contract, we redeem all the units. For both transactions we use the unit value next calculated after we receive a proper request from you. We will deduct any applicable contract charges and deferred sales charges from the proceeds of a surrender. In the case of a partial withdrawal, we will cash additional units to cover these charges. If you have less than $500 left in your contract


-----------------------
16  P R O S P E C T U S                    A C C U M U L A T I O N   P E R I O D
-----------------------

--------------------------------------------------------------------------------
Special restrictions

There are special restrictions on withdrawals from contracts issued in connection with Section 403(b) qualified plans. Please see Financial information: Federal tax matters for details about how withdrawals can be made from these contracts.
--------------------------------------------------------------------------------

after a partial withdrawal, we have the right to cancel the contract and pay you the balance of the proceeds. This is called an involuntary surrender, and it may be subject to any applicable contract charges and a deferred sales charge. Please see Financial information: Federal tax matters.

Surrenders and partial withdrawals are subject to tax, and may be subject to penalty taxes and mandatory federal income tax withholding. After the first contract year, you are allowed to make an annual withdrawal from the contract without paying a deferred sales charge in the following circumstances:

o If, on the date of withdrawal, the accumulation value is greater than the total of the net premium payments that you have made (and not withdrawn), you may withdraw the excess, or if greater,

o You may withdraw 10% of the total premium payments you have made, minus the total of all the withdrawals you already made during that contract year.

This withdrawal privilege can be exercised in the first contract year of the following contracts:


o Contracts purchased on or after May 1, 2000 (this contract feature may not be available in your state)


o     trustee-to-trustee transfers

o     Section 1035 exchanges

o     IRA transfers

o     rollovers from annuity contracts

o     Charitable Remainder Trusts.

Unless you are making a withdrawal directly from the fixed-rate option in accordance with the bailout provisions, we will cash accumulation units in the following order:

o all variable accumulation units attributable to the investment divisions; this will be done on a pro-rata basis unless you instruct us differently, then

o     all fixed accumulation units attributable to the fixed-rate option.

We will send you your payment within seven days of receiving a request from you in good order. Please see the margin note Payments later in this section.

If you have a question about surrenders or withdrawals, please call us toll free at 1-800-221-3253.

      Surrenders and partial withdrawals
--------------------------------------------------------------------------------
      Surrenders and partial withdrawals are subject to tax, and may be subject to penalty taxes and mandatory federal income tax withholding.

      Programs to build your annuity
--------------------------------------------------------------------------------
      You may wish to take advantage of one of the programs we offer to help you build a stronger annuity. These include dollar cost averaging and portfolio rebalancing.


                                                         -----------------------
A C C U M U L A T I O N   P E R I O D                    P R O S P E C T U S  17
                                                         -----------------------

--------------------------------------------------------------------------------
Assigning contract interests

If the contract is part of a corporate retirement plan or an individual plan under sections 401(a), 403(b) or 408 of the Internal Revenue Code, the contract owner's interest in the contract cannot be assigned, unless the contract owner is not the annuitant or the annuitant's employer. Assigned contract interests may be treated as a taxable distribution to the contract owner. See Federal tax matters for more information.
--------------------------------------------------------------------------------

MANAGING YOUR ANNUITY

You may wish to take advantage of one of the programs we offer to help you build a stronger annuity. These include dollar cost averaging and portfolio rebalancing.

There is no fee for dollar cost averaging or portfolio rebalancing, but we have the right to introduce one. We also have the right to modify or discontinue these programs. We'll give you written notice if we do so.

Dollar Cost Averaging Programs

You can transfer specific amounts of money from one investment option to another on a monthly basis, as opposed to investing the total amount at one time. This approach may help lower your average dollar cost of investing over time. However, there is no guarantee that dollar cost averaging will result in profits or prevent losses.

If you wish to take advantage of this program, you must designate a dollar amount to be transferred automatically out of either the Cash Fund investment division or the fixed-rate option, but not from both. The money can go into one or more of the other variable investment options or the fixed-rate option. The rule still applies that you can invest in a maximum of only 20 options at one time (this includes the required Cash Fund or fixed-rate option).

You can begin dollar cost averaging when you buy your contract or at any time afterwards, until annuity payments begin, by completing the dollar cost averaging election form and returning it to us. We must receive it in good order at least three business days before the monthly anniversary date of when you wish the transfers to begin.

You may select dollar cost averaging from the Cash Fund investment division for periods of 12, 24 or 36 months. Dollar cost averaging from the fixed-rate option may be selected for a period of 36 months. Your total accumulation value at the time must be at least $10,000 for transfers over a 12-month period, and $20,000 for transfers over a 24 to 36 month period. Transfers will be made in the amounts you designate and must be at least $100 per receiving contract investment option.

Additionally, we may offer special rates of interest when you elect dollar cost averaging for shorter periods from the fixed-rate option at the time your contract is issued. Currently, we are offering special six transfer and twelve transfer programs if you allocate $5,000 or more to the fixed-rate option at the time your contract is issued.

--------------------------------------------------------------------------------
Reports

At least twice each year, we send a report to each contract owner that contains financial information about the Separate Account, according to applicable laws, rules and regulations. Additionally, at least once each year, we send a statement to each contract owner that reports the number of accumulation units and their value under the contract.
--------------------------------------------------------------------------------


-----------------------
18  P R O S P E C T U S                    A C C U M U L A T I O N   P E R I O D
-----------------------

Portfolio Rebalancing

Over time, you may find that the investment performance of certain Funds results in a shift in your holdings beyond the percentage you originally allocated. If this occurs, you may wish to use our portfolio rebalancing program to maintain a desired asset allocation mix. If you choose, we will automatically transfer amounts among your variable investment options to return them to the designated percentages. We will process these transfers quarterly. To participate in this program you must have an accumulation value of at least $10,000.

Payments

For all transactions, we can delay payment if the contract is being contested. We may postpone any calculation or payment from the variable investment options if:

o the New York Stock Exchange is closed for trading or trading has been suspended, or

o the Securities and Exchange Commission restricts trading or determines that a state of emergency exists which may make payment or transfer impracticable.


                                                         -----------------------
S U M M A R Y                                            P R O S P E C T U S  19
                                                         -----------------------

--------------------------------------------------------------------------------
      THE ANNUITY PERIOD
--------------------------------------------------------------------------------

WHEN ANNUITY PAYMENTS BEGIN

You choose the month and year in which we will begin paying annuity benefits. The first payment is made on the first day of the month. The date you choose can't be later than the annuitant's 90th birthday, unless we have agreed. Please note that this date may be determined by the retirement plan under which your annuity contract was issued.

HOW YOUR ANNUITY PAYMENTS ARE CALCULATED

Your annuity payments will be fixed, variable or a combination of both, depending on whether you have chosen a fixed-rate or a variable rate payment option. Your payments are determined by the following:

o     the table in your contract reflecting the nearest age of the annuitant

o     the annuity payout option you choose

o the investment returns of the variable investment options you choose, if you choose a variable payment option.

The number and amount of your annuity payments won't be affected by the longevity of annuitants as a group. Nor will they be affected by an increase in our expenses over the amount we have charged in your contract.

We will make annuity payments once a month, except as follows:

o     Proceeds of less than $2,000 will be delivered in a single payment.

o We may change the schedule of installment payments to avoid payments of less than $20.

If you choose a variable annuity payment, or a combination of variable and fixed payments, variable annuity payments assume a 4% annual investment return. We compare the assumed rate of 4% to the actual returns of the variable investment options you have chosen:

o if the actual net annual return on investment equals 4% - the amount of your variable annuity payments will not change

o if the actual net annual return on investment is greater than 4% - the amount of your variable annuity payments will increase

o if the actual net annual return on investment is less than 4% - the amount of your variable annuity payments will decrease.


-----------------------
20  P R O S P E C T U S                                            S U M M A R Y
-----------------------

VARIABLE ANNUITY PAYOUT OPTIONS

The payout options currently offered are discussed below. You can choose to have annuity payments made under any one or a combination of the variable or fixed-rate annuity payout options that are available. You can make your choice at any time before your annuity payments begin. At any time, we may discontinue any of these options or make additional options available.

All variable annuity payout options are designated with the letter "V." After the first payment, the amount of variable annuity payments will increase or decrease to reflect the value of your variable annuity units. The value of the units will reflect the performance of the variable investment options chosen. This is why the amount of each payment will vary.

There are a variety of payout options for you to choose from that we've described below. If you do not make a choice, we will automatically select Option V-2. You may change options if you wish, provided you do so before payments begin.

OPTION V-1 - Life Annuity without Guaranteed Period

We make a payment once a month during the annuitant's lifetime, ending with the payment preceding the annuitant's death. This option allows for the maximum variable monthly payment because there is neither a guaranteed minimum number of payments nor a provision for a death benefit for beneficiaries. It is possible that an annuitant could receive only one payment, if he or she dies before the date of the second payment.

OPTION V-2 - Life Annuity with 10-Year Guaranteed Period

We make a payment once a month during the annuitant's lifetime, but if the annuitant dies before receiving 10 years' worth of payments (120), the remaining payments will be made to the beneficiary. The beneficiary can then choose to take all or part of the remaining payments in a lump sum at their current dollar value. If the beneficiary dies while receiving the payments, the balance will be paid in one sum at its current dollar value to the beneficiary's estate.

OPTION V-3 - Joint and Survivor Annuity

We make a payment once a month during the joint lifetimes of the annuitant and a designated second person, the joint annuitant. If one dies, payments will continue during the survivor's lifetime, but the amount of the payment will then be reduced to two-thirds of the number of units paid out each month when both parties were alive. It is possible that the joint annuitants could receive only one payment if they both die before the date of the second payment.

      Variable annuity payout options
--------------------------------------------------------------------------------
      o     OPTION V-1 Life Annuity without Guaranteed Period

      o     OPTION V-2 Life Annuity with 10-Year Guaranteed Period

      o     OPTION V-3 Joint and Survivor Annuity


                                                         -----------------------
A N N U I T Y   P E R I O D                              P R O S P E C T U S  21
                                                         -----------------------

      Fixed-rate annuity payout options
--------------------------------------------------------------------------------
      o     OPTION F-1 Life Annuity without Guaranteed Period

      o     OPTION F-2 Life Annuity with 10-Year Guaranteed Period

      o     OPTION F-3 Joint and Survivor Annuity

FIXED-RATE ANNUITY PAYOUT OPTIONS

All Fixed Annuity Payout Options are designated by the letter "F."

OPTION F-1 - Life Annuity without Guaranteed Period

We make a fixed payment once a month during the annuitant's lifetime, ending with the payment preceding the annuitant's death. This option offers the maximum fixed payment because there is neither a guaranteed minimum number of fixed monthly payments nor a provision for a death benefit for beneficiaries. It is possible that the annuitant could receive only one payment if he or she dies before the date of the second payment.

OPTION F-2 - Life Annuity with 10-Year Guaranteed Period

We make a fixed payment once a month during the annuitant's lifetime, but if the annuitant dies before receiving 10 years worth of payments (120), the remaining payments will be made to the beneficiary. The beneficiary can then choose to take all or part of the remaining payments in a lump sum at their current dollar value. If the beneficiary dies while receiving the payments, the balance will be paid in one sum at its current dollar value to the beneficiary's estate.

OPTION F-3 - Joint and Survivor Annuity

We make a fixed payment once a month during the joint lifetimes of the annuitant and a designated second person, the joint annuitant. If one dies, payments will continue during the survivor's lifetime, but the amount of the payment will then be reduced to two-thirds of the number of units paid out each month when both parties were alive. It is possible that the joint annuitants could receive only one payment if they both die before the date of the second payment.


-----------------------
22  P R O S P E C T U S                              A N N U I T Y   P E R I O D
-----------------------

--------------------------------------------------------------------------------
      OTHER CONTRACT FEATURES
--------------------------------------------------------------------------------

DEATH BENEFITS

If you, or the annuitant you have named, dies before the date annuity payments begin, we pay a death benefit. In addition, you have the option of buying an enhanced death benefit rider which may provide a higher death benefit.

The regular death benefit is the greater of:

o The accumulation value of the contract at the end of the valuation period during which we receive proof of death, minus any annuity taxes; or

o The total of all premiums paid, minus any partial withdrawals, any deferred sales charges paid on any withdrawals and any annuity taxes.

For annuitants aged 75 or older on the contract's issue date, the death benefit will be the accumulation value at the end of the valuation period during which we receive proof of death, minus any annuity taxes.

We normally pay the death benefit within seven days of receiving in good order proof of death. However, we have the right to defer the payment of other contract benefits under certain circumstances. These are described under Surrenders and partial withdrawals.

If the annuitant is not the contract owner and dies on or before the date that annuity payments begin, we will pay the death benefits to the beneficiary. If the beneficiary has also died, we will pay the benefits to the contingent beneficiary. If a contingent beneficiary hasn't been named, then we will pay the benefits to you, the contract owner. However, if you are no longer living, we will pay the benefits to your estate.

If you are both the annuitant and the owner of the contract, and you die before the date annuity payments begin, we will pay the death benefit to your beneficiary, as described above. However, we must distribute your interest according to the Special requirements outlined below. In this situation, your beneficiary will become the new owner of the contract.

We will pay the death benefit in a lump sum unless:

o You have chosen a different annuity payout option for the death benefit. We must receive notification of your choice at least three business days before we pay out the proceeds.

o You, the contract owner, have not chosen a payout option and the beneficiary has. Again, we must receive the beneficiary's request at least three business days before we pay out the proceeds, and within a year of the annuitant's death.

      Death benefits
--------------------------------------------------------------------------------
      If you, or the annuitant you have named, dies before the date annuity payments begin, we pay a death benefit. In addition, you have the option of buying an enhanced death benefit rider which may provide a higher death benefit.


                                                         -----------------------
A N N U I T Y   P E R I O D                              P R O S P E C T U S  23
                                                         -----------------------

--------------------------------------------------------------------------------
Primary annuitant

Please note that the primary annuitant is determined in accordance with Section 72(s) of the Internal Revenue Code, which states that he or she is the person the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the contract.
--------------------------------------------------------------------------------

If you are a contract owner but not the annuitant, and you die before the date annuity payments begin, then any joint contract owner will become the new owner of the contract. If you haven't named a joint contract owner, then your beneficiary will become the new owner of the contract. In the event of any contract owner's death, we must distribute all of the owner's interest in the contract according to the Special requirements outlined below.

Generally, your beneficiaries will be taxed on the gain in your annuity contract. Consult your tax adviser about the estate tax and income tax consequences of your particular situation.

Special requirements

If the contract owner dies, the following rules apply.

If the beneficiary (or the sole surviving joint contract owner) is not your spouse, and you die before the date annuity payments begin, then we must distribute all of your interest in the contract within five years of your death.

These distribution requirements will be satisfied if any portion of the deceased contract owner's interest:

o     is payable to, or for the benefit of, any new contract owner, and

o will be distributed over the new contract owner's life, or over a period not extending beyond the life expectancy of any new contract owner.

Under the above conditions, distributions must begin within one year of your death.

If the beneficiary (or sole surviving joint contract owner) is your spouse, he or she can continue the contract, assuming the role of contract owner.

If the owner of the contract is not an individual, then the primary annuitant will be treated as the owner of the contract. In this situation, any change in the annuitant will be treated as the death of the contract owner.

ENHANCED DEATH BENEFITS

When you buy your contract, you can choose to buy an enhanced death benefit rider. If a death benefit is payable and one of these options is in force, the beneficiary will receive either the death benefit described above or the enhanced death benefit, whichever is greater.

Two riders are offered:

      o the 7 Year Enhanced Death Benefit Rider which has a daily charge based on an annual rate of 0.20% of the net assets of your variable investment options.

      o the Contract Anniversary Enhanced Death Benefit Rider, which has a daily charge based on an annual rate of 0.25% of the net assets of your variable investment options.

We may offer these riders to existing contract owners in the future. These riders are available only in states where they have been approved.


-----------------------
24  P R O S P E C T U S            O T H E R   C O N T R A C T   F E A T U R E S
-----------------------

7 Year Enhanced Death Benefit Rider

The enhanced death benefit under this rider is calculated as follows:

o The accumulation value of the contract at the end of the reset date immediately preceding the annuitant's death:

      -     Plus any premiums paid after the reset date

      -     Minus any partial withdrawals after the reset date

      -     Minus any deferred sales charges and annuity taxes.

The first reset date is on the seventh contract anniversary date. After this, each reset date will be each seventh contract anniversary date after that (i.e., the 14th, 21st and 28th contract anniversaries, and so on).

Contract Anniversary Enhanced Death Benefit Rider

The enhanced death benefit under this rider is calculated as follows:

o the highest accumulation value of the contract on any contract anniversary before the annuitant's 85th birthday:

      -     plus any premiums paid after that contract anniversary

      -     minus any partial withdrawals after that contract anniversary

      -     minus any deferred sales charges and annuity taxes

      Owners who select this rider at the time their contract is issued may be eligible for waivers of deferred sales charges. See Contract costs and expenses - Contingent deferred sales charge.

We will terminate either enhanced death benefit rider on the earliest of the following dates:

o     the date the enhanced death benefit is paid out

o     the date the contract terminates

o     the date of the annuitant's 85th birthday

o     the date annuity payments begin

o     the date we receive a written termination request from you.

Once the rider is terminated, it cannot be reinstated.


                                                         -----------------------
O T H E R   C O N T R A C T   F E A T U R E S            P R O S P E C T U S  25
                                                         -----------------------

Living Benefit Rider (referred to as "Decade")


       When you buy your contract, you can choose to buy a living benefit rider. You will pay a daily charge for this rider based on an annual rate of 0.25% of the net assets of your variable investment options.

       This rider provides for a living benefit on the tenth contract anniversary if the accumulation value of your contract on that date is less than your initial premium payment, adjusted as described below for any partial withdrawals you've made before that date. The living benefit amount you may receive is equal to the amount by which the adjusted initial premium payment exceeds your accumulation value on the tenth contract anniversary.

       If you elect the living benefit rider, you will be subject to a number of special rules while the rider is in force:

       - We will not accept any additional premium payments into your contract.

       - You must allocate your net premiums at the time your contract is issued among the following groupings of allocation options. Each grouping is designated as an Asset Allocation Class.

       10% - The Guardian Cash Fund or The Fixed-Rate Option


       40% - The Guardian Bond Fund, AIM V.I. Government Securities Fund or The
             Fixed-Rate Option.

       40% - The Guardian Stock Fund, The Guardian VC 500 Index Fund, The
             Guardian VC Asset Allocation Fund, The Guardian VC High Yield Bond Fund, Baillie Gifford International Fund, Value Line Centurion Fund, Value Line Strategic Asset Management Trust, Gabelli Capital Asset Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. Global Utilities Fund, AIM V.I. Value Fund, Davis Real Estate Portfolio, Davis Value Portfolio, Fidelity VIP II Contrafund Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP III Growth Opportunities Portfolio, Janus Aspen Growth Portfolio, MFS Growth With Income Series, MFS Total Return Series or MFS Research Series.

       10% - The Guardian Small Cap Stock Fund, Baillie Gifford Emerging Markets
             Fund, Davis Financial Portfolio, Fidelity VIP III Mid Cap Portfolio, Janus Aspen Aggressive Growth Portfolio, Janus Aspen Capital Appreciation Portfolio, Janus Aspen Worldwide Growth Portfolio, MFS Emerging Growth Series, or MFS New Discovery Series.



-----------------------
26  P R O S P E C T U S            O T H E R   C O N T R A C T   F E A T U R E S
-----------------------

           - On each quarterly anniversary, your accumulation value will be rebalanced to the allocation percentage listed above. If necessary, we will waive the usual fixed rate option transfer restrictions to perform the rebalancing. Within each Allocation Class, we will make shifts pro rata among the allocation options you have chosen for that class at the time of the rebalancing.


           - You may only make transfers to allocation options within the same Asset Allocation Class.


           - We will deduct any partial withdrawals from all allocation options pro rata. You will not be able to choose the allocation options from which withdrawals are made.

If you are eligible to receive the living benefit at the tenth contract anniversary, the living benefit amount will be credited to The Guardian Cash Fund variable investment option.


As mentioned above, for the purposes of calculating the living benefit, the amount of the initial premium is adjusted for any partial withdrawals. Each time you make a partial withdrawal, we will adjust the initial premium payment amount by multiplying the initial premium payment amount (or, if the amount has been previously adjusted, the adjusted initial premium payment amount) by your withdrawal amount
                            -------------------------
                            the accumulation value of
                                  your contract

We will terminate the living benefit rider on the earliest of the following dates:

            o the date we process any transaction requested by you that is inconsistent with the special rules outlined above

            o     the date the annuitant dies

            o     the tenth contract anniversary

            o     the date the contract terminates

            o     the date annuity payments begin

            o     the date we receive a written termination request from you

      This rider is only available if it is approved in your state. Once the rider is terminated, it cannot be reinstated.


                                                         -----------------------
O T H E R   C O N T R A C T   F E A T U R E S            P R O S P E C T U S  27
                                                         -----------------------

--------------------------------------------------------------------------------
      FINANCIAL INFORMATION
--------------------------------------------------------------------------------

      The value of your account
--------------------------------------------------------------------------------
      To determine the value of your account, we multiply the number of accumulation units in each option by the current unit value for the option.

HOW WE CALCULATE UNIT VALUES

When you choose a variable investment option, you accumulate variable accumulation units. With the fixed-rate option, you accumulate fixed accumulation units. To calculate the number of accumulation units you buy with each payment, we divide the amount you invest in each option by the value of units in the option. We use the unit value next calculated after we have received and accepted your payment. We calculate unit values at the close of business of the New York Stock Exchange, usually at 4:00 p.m. Eastern time, each day the Exchange is open for trading and GIAC is open for business.

To determine the value of your account, we multiply the number of accumulation units in each option by the current unit value for the option.

The net investment factor is a measure of the investment experience of each variable investment option. We determine the net investment factor for a given valuation period as follows:

o At the end of the valuation period we add together the net asset value of a Fund share and its portion of dividends and distributions made by the Fund during the period

o We divide this total by the net asset value of the particular Fund share calculated at the end of the preceding valuation period

o Finally we add up the daily charges (mortality and expense risks, administrative expenses, any annuity taxes, and the enhanced death benefit rider where applicable) and subtract them from the above total.

SUMMARY FINANCIAL INFORMATION ABOUT THE SEPARATE ACCOUNT


The following unit information is derived from the financial statements of Separate Account E, which were audited by PricewaterhouseCoopers LLP, independent accountants, for the year ended December 31, 1999. The data should be read in conjunction with the financial statements, related notes and other financial information from the Separate Account E's 1999 Annual Report to contract owners which is incorporated by reference into the Statement of Additional Information. A copy of the 1999 Annual Report to contract owners and the Statement of Additional Information may be obtained by calling or writing GIAC's Customer Service Office. The address and phone number appear on the cover of this Prospectus.

The AIM V.I. Government Securities Fund is not presented in the table below because it was not available under this contract until May 1, 2000.



-----------------------
28  P R O S P E C T U S            O T H E R   C O N T R A C T   F E A T U R E S
-----------------------

BASIC CONTRACT


Variable accumulation unit value
at beginning of period ($):



                                                                                         Period from
                                                  Year ended          Year ended  Sep 15, 1997(1) to
                                                Dec 31, 1999        Dec 31, 1998        Dec 31, 1997
Fund                                                     ($)                 ($)                 ($)
====================================================================================================
The Guardian Cash Fund                                10.506              10.121               10.00
----------------------------------------------------------------------------------------------------
The Guardian Stock Fund                               12.354              10.437               10.00
----------------------------------------------------------------------------------------------------
The Guardian Bond Fund                                10.993              10.299               10.00
----------------------------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund                      9.605              10.320               10.00
----------------------------------------------------------------------------------------------------
The Guardian VC 500 Index Fund                        10.00 (3)
----------------------------------------------------------------------------------------------------
The Guardian VC Asset Allocation Fund                 10.00 (3)
----------------------------------------------------------------------------------------------------
The Guardian VC High Yield Bond Fund                  10.00 (3)
----------------------------------------------------------------------------------------------------
Gabelli Capital Asset Fund                            12.137              11.002               10.00
----------------------------------------------------------------------------------------------------
Baillie Gifford International Fund                    11.592               9.688               10.00
----------------------------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund                  6.097               8.431               10.00
----------------------------------------------------------------------------------------------------
Value Line Centurion Fund                             12.185               9.680               10.00
----------------------------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust           12.904              10.253               10.00
----------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                    10.00 (2)
----------------------------------------------------------------------------------------------------
AIM V.I. Global Utilities Fund                        10.00 (2)
----------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                   10.00 (2)
----------------------------------------------------------------------------------------------------
Davis Financial Portfolio                             10.00 (2)
----------------------------------------------------------------------------------------------------
Davis Real Estate Portfolio                           10.00 (2)
----------------------------------------------------------------------------------------------------
Davis Value Portfolio                                 10.00 (2)
----------------------------------------------------------------------------------------------------
Fidlity VIP II Contrafund Portfolio                   10.00 (2)
----------------------------------------------------------------------------------------------------
Fidelity VIP Equity Income Portfolio                  10.00 (2)
----------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio       10.00 (2)
----------------------------------------------------------------------------------------------------
Fidelity VIP III Mid Cap Portfolio                    10.00 (2)
----------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio               10.00 (2)
----------------------------------------------------------------------------------------------------
Janus Aspen Capital Appreciation Portfolio            10.00 (2)
----------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                          10.00 (2)
----------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                10.00 (2)
----------------------------------------------------------------------------------------------------
MFS Emerging Growth Series                            10.00 (2)
----------------------------------------------------------------------------------------------------
MFS Growth With Income Series                         12.756              10.560               10.00
----------------------------------------------------------------------------------------------------
MFS New Discovery Series                              10.00 (2)
----------------------------------------------------------------------------------------------------
MFS Research Series                                   10.00 (2)
----------------------------------------------------------------------------------------------------
MFS Total Return Series                               10.00 (2)
====================================================================================================

(1)   Commencement of operations of the Separate Account.
(2)   Commencing July 6, 1999.
(3)   Commencing September 13, 1999.

Variable accumulation unit value
at the end of period ($):




                                                                                   Period from
                                                  Year ended    Year ended  Sep 15, 1997(1) to
                                                Dec 31, 1999  Dec 31, 1998        Dec 31, 1997
Fund                                                     ($)           ($)                 ($)
==============================================================================================
The Guardian Cash Fund                                10.870        10.506              10.121
----------------------------------------------------------------------------------------------
The Guardian Stock Fund                               16.001        12.354              10.437
----------------------------------------------------------------------------------------------
The Guardian Bond Fund                                10.765        10.993              10.299
----------------------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund                     12.808         9.605              10.320
----------------------------------------------------------------------------------------------
The Guardian VC 500 Index Fund                        10.864
----------------------------------------------------------------------------------------------
The Guardian VC Asset Allocation Fund                 10.760
----------------------------------------------------------------------------------------------
The Guardian VC High Yield Bond Fund                  10.258
----------------------------------------------------------------------------------------------
Gabelli Capital Asset Fund                            14.359        12.137              11.002
----------------------------------------------------------------------------------------------
Baillie Gifford International Fund                    15.925        11.592               9.688
----------------------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund                 10.371         6.097               8.431
----------------------------------------------------------------------------------------------
Value Line Centurion Fund                             15.429        12.185               9.680
----------------------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust           15.842        12.904              10.253
----------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                    13.121
----------------------------------------------------------------------------------------------
AIM V.I. Global Utilities Fund                        12.400
----------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                   11.279
----------------------------------------------------------------------------------------------
Davis Financial Portfolio                              9.224
----------------------------------------------------------------------------------------------
Davis Real Estate Portfolio                            8.864
----------------------------------------------------------------------------------------------
Davis Value Portfolio                                 10.199
----------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio                  11.096
----------------------------------------------------------------------------------------------
Fidelity VIP Equity Income Portfolio                   9.371
----------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio        9.726
----------------------------------------------------------------------------------------------
Fidelity VIP III Mid Cap Portfolio                    12.866
----------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio               17.133
----------------------------------------------------------------------------------------------
Janus Aspen Capital Appreciation Portfolio            13.203
----------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                          12.264
----------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                14.493
----------------------------------------------------------------------------------------------
MFS Emerging Growth Series                            15.566
----------------------------------------------------------------------------------------------
MFS Growth With Income Series                         13.440        12.756              10.560
----------------------------------------------------------------------------------------------
MFS New Discovery Series                              14.335
----------------------------------------------------------------------------------------------
MFS Research Series                                   11.324
----------------------------------------------------------------------------------------------
MFS Total Return Series                                9.745
==============================================================================================

(1) Commencement of operations of the Separate Account.


                                                         -----------------------
F I N A N C I A L   I N F O R M A T I O N                P R O S P E C T U S  29
                                                         -----------------------

Number of variable accumulation units
outstanding at end of period:




                                                                                    Period from
                                                 Year ended     Year ended   Sep 15, 1997(1) to
                                               Dec 31, 1999   Dec 31, 1998         Dec 31, 1997
Fund
===============================================================================================
The Guardian Cash Fund                            3,621,007      1,863,035              236,194
-----------------------------------------------------------------------------------------------
The Guardian Stock Fund                          14,520,394     11,216,780            1,140,651
-----------------------------------------------------------------------------------------------
The Guardian Bond Fund                            1,979,764      1,405,204               80,998
-----------------------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund                 1,425,465      1,564,027              219,901
-----------------------------------------------------------------------------------------------
The Guardian VC 500 Index Fund                      113,170
-----------------------------------------------------------------------------------------------
The Guardian VC Asset Allocation Fund                41,897
-----------------------------------------------------------------------------------------------
The Guardian VC High Yield Bond Fund                 15,385
-----------------------------------------------------------------------------------------------
Gabelli Capital Asset Fund                        1,551,862      1,164,806               60,181
-----------------------------------------------------------------------------------------------
Baillie Gifford International Fund                1,301,917        925,784               62,578
-----------------------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund               287,364        160,493               31,926
-----------------------------------------------------------------------------------------------
Value Line Centurion Fund                         1,958,842        820,180               65,085
-----------------------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust       6,322,183      3,577,617              241,130
-----------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                  154,399
-----------------------------------------------------------------------------------------------
AIM V.I. Global Utilities Fund                       39,656
-----------------------------------------------------------------------------------------------
AIM V.I. Value Fund                               1,129,019
-----------------------------------------------------------------------------------------------
Davis Financial Portfolio                           148,313
-----------------------------------------------------------------------------------------------
Davis Real Estate Portfolio                          13,467
-----------------------------------------------------------------------------------------------
Davis Value Portfolio                               722,104
-----------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio                878,721
-----------------------------------------------------------------------------------------------
Fidelity VIP Equity Income Portfolio                282,515
-----------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio     218,432
-----------------------------------------------------------------------------------------------
Fidelity VIP III Mid Cap Portfolio                  115,626
-----------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio           1,036,284
-----------------------------------------------------------------------------------------------
Janus Aspen Capital Appreciation Portfolio        1,765,832
-----------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                        888,418
-----------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio              636,892
-----------------------------------------------------------------------------------------------
MFS Emerging Growth Series                          190,540
-----------------------------------------------------------------------------------------------
MFS Growth With Income Series                     2,513,945      1,743,600              117,002
-----------------------------------------------------------------------------------------------
MFS New Discovery Series                             27,979
-----------------------------------------------------------------------------------------------
MFS Research Series                                  37,056
-----------------------------------------------------------------------------------------------
MFS Total Return Series                             128,045
===============================================================================================




(1)   Commencement of operations of the Separate Account.


-----------------------
30  P R O S P E C T U S                F I N A N C I A L   I N F O R M A T I O N
-----------------------

CONTRACT WITH 7 YEAR ENHANCED DEATH BENEFIT

Variable accumulation unit value
at beginning of period ($):





                                                                                    Period from
                                                 Year ended     Year ended   Sep 15, 1997(1) to
                                               Dec 31, 1999   Dec 31, 1998         Dec 31, 1997
Fund                                                    ($)            ($)                  ($)
===============================================================================================
The Guardian Cash Fund                               10.478         10.115                10.00
-----------------------------------------------------------------------------------------------
The Guardian Stock Fund                              13.321         10.430                10.00
-----------------------------------------------------------------------------------------------
The Guardian Bond Fund                               10.964         10.292                10.00
-----------------------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund                     9.579         10.314                10.00
-----------------------------------------------------------------------------------------------
The Guardian VC 500 Index Fund                        10.00 (3)
-----------------------------------------------------------------------------------------------
The Guardian VC Asset Allocation Fund                 10.00 (3)
-----------------------------------------------------------------------------------------------
The Guardian VC High Yield Bond Fund                  10.00 (3)
-----------------------------------------------------------------------------------------------
Gabelli Capital Asset Fund                           12.105         10.995                10.00
-----------------------------------------------------------------------------------------------
Baillie Gifford International Fund                   11.562          9.682                10.00
-----------------------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund                 6.081          8.425                10.00
-----------------------------------------------------------------------------------------------
Value Line Centurion Fund                            12.153          9.674                10.00
-----------------------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust          12.870         10.246                10.00
-----------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                    10.00 (2)
-----------------------------------------------------------------------------------------------
AIM V.I. Global Utilities Fund                        10.00 (2)
-----------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                   10.00 (2)
-----------------------------------------------------------------------------------------------
Davis Financial Portfolio                             10.00 (2)
-----------------------------------------------------------------------------------------------
Davis Real Estate Portfolio                           10.00 (2)
-----------------------------------------------------------------------------------------------
Davis Value Portfolio                                 10.00 (2)
-----------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio                  10.00 (2)
-----------------------------------------------------------------------------------------------
Fidelity VIP Equity Income Portfolio                  10.00 (2)
-----------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio       10.00 (2)
-----------------------------------------------------------------------------------------------
Fidelity VIP III Mid Cap Portfolio                    10.00 (2)
-----------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio               10.00 (2)
-----------------------------------------------------------------------------------------------
Janus Aspen Capital Appreciation Portfolio            10.00 (2)
-----------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                          10.00 (2)
-----------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                10.00 (2)
-----------------------------------------------------------------------------------------------
MFS Emerging Growth Series                            10.00 (2)
-----------------------------------------------------------------------------------------------
MFS Growth With Income Series                        12.723         10.553                10.00
-----------------------------------------------------------------------------------------------
MFS New Discovery Series                              10.00 (2)
-----------------------------------------------------------------------------------------------
MFS Research Series                                   10.00 (2)
-----------------------------------------------------------------------------------------------
MFS Total Return Series                               10.00 (2)
===============================================================================================

(1)   Commencement of operations of the Separate Account.
(2)   Commencing July 6, 1999.
(3)   Commencing September 13, 1999.

Variable accumulation unit value
at the end of period ($):





                                                                                    Period from
                                                 Year ended     Year ended   Sep 15, 1997(1) to
                                               Dec 31, 1999   Dec 31, 1998         Dec 31, 1997
Fund                                                    ($)            ($)                  ($)
===============================================================================================
The Guardian Cash Fund                                10.820        10.478               10.115
-----------------------------------------------------------------------------------------------
The Guardian Stock Fund                               15.927        12.321               10.430
-----------------------------------------------------------------------------------------------
The Guardian Bond Fund                                10.715        10.964               10.292
-----------------------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund                     12.749         9.579               10.314
-----------------------------------------------------------------------------------------------
The Guardian VC 500 Index Fund                        10.858
-----------------------------------------------------------------------------------------------
The Guardian VC Asset Allocation Fund                 10.754
-----------------------------------------------------------------------------------------------
The Guardian VC High Yield Bond Fund                  10.252
-----------------------------------------------------------------------------------------------
Gabelli Capital Asset Fund                            14.293        12.015               10.995
-----------------------------------------------------------------------------------------------
Baillie Gifford International Fund                    15.851        11.562                9.682
-----------------------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund                 10.323         6.081                8.425
-----------------------------------------------------------------------------------------------
Value Line Centurion Fund                             15.358        12.153                9.674
-----------------------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust           15.769        12.870               10.246
-----------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                    13.107
-----------------------------------------------------------------------------------------------
AIM V.I. Global Utilities Fund                        12.388
-----------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                   11.268
-----------------------------------------------------------------------------------------------
Davis Financial Portfolio                              9.215
-----------------------------------------------------------------------------------------------
Davis Real Estate Portfolio                            8.855
-----------------------------------------------------------------------------------------------
Davis Value Portfolio                                 10.188
-----------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio                  11.085
-----------------------------------------------------------------------------------------------
Fidelity VIP Equity Income Portfolio                   9.361
-----------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio        9.717
-----------------------------------------------------------------------------------------------
Fidelity VIP III Mid Cap Portfolio                    12.853
-----------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio               17.116
-----------------------------------------------------------------------------------------------
Janus Aspen Capital Appreciation Portfolio            13.190
-----------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                          12.251
-----------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                14.478
-----------------------------------------------------------------------------------------------
MFS Emerging Growth Series                            15.550
-----------------------------------------------------------------------------------------------
MFS Growth With Income Series                         13.378        12.723               10.553
-----------------------------------------------------------------------------------------------
MFS New Discovery Series                              14.320
-----------------------------------------------------------------------------------------------
MFS Research Series                                   11.313
-----------------------------------------------------------------------------------------------
MFS Total Return Series                                9.735
===============================================================================================

(1)   Commencement of operations of the Separate Account.



                                                         -----------------------
F I N A N C I A L   I N F O R M A T I O N                P R O S P E C T U S  31
                                                         -----------------------

Number of variable accumulation units
outstanding at end of period:

                                                                                    Period from
                                                 Year ended     Year ended   Sep 15, 1997(1) to
                                               Dec 31, 1999   Dec 31, 1998         Dec 31, 1997
Fund
===============================================================================================
The Guardian Cash Fund                            2,185,124      1,193,443              251,513
-----------------------------------------------------------------------------------------------
The Guardian Stock Fund                           6,829,408      5,229,812            1,035,889
-----------------------------------------------------------------------------------------------
The Guardian Bond Fund                              877,200        714,752               45,208
-----------------------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund                   821,061        977,859              235,639
-----------------------------------------------------------------------------------------------
The Guardian VC 500 Index Fund                       49,119
-----------------------------------------------------------------------------------------------
The Guardian VC Asset Allocation Fund                19,481
-----------------------------------------------------------------------------------------------
The Guardian VC High Yield Bond Fund                  6,477
-----------------------------------------------------------------------------------------------
Gabelli Capital Asset Fund                          987,057        782,502               69,958
-----------------------------------------------------------------------------------------------
Baillie Gifford International Fund                  789,579        582,412               73,071
-----------------------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund               212,200        129,642               47,030
-----------------------------------------------------------------------------------------------
Value Line Centurion Fund                           734,392        345,803               46,080
-----------------------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust       2,869,022      1,764,143              218,490
-----------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                   58,378
-----------------------------------------------------------------------------------------------
AIM V.I. Global Utilities Fund                       50,258
-----------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                 389,988
-----------------------------------------------------------------------------------------------
Davis Financial Portfolio                           169,937
-----------------------------------------------------------------------------------------------
Davis Real Estate Portfolio                           4,942
-----------------------------------------------------------------------------------------------
Davis Value Portfolio                               409,555
-----------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio                501,256
-----------------------------------------------------------------------------------------------
Fidelity VIP Equity Income Portfolio                 98,110
-----------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio     121,432
-----------------------------------------------------------------------------------------------
Fidelity VIP III Mid Cap Portfolio                   28,549
-----------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio             532,518
-----------------------------------------------------------------------------------------------
Janus Aspen Capital Appreciation Portfolio          621,635
-----------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                        309,594
-----------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio              318,242
-----------------------------------------------------------------------------------------------
MFS Emerging Growth Series                           75,946
-----------------------------------------------------------------------------------------------
MFS Growth With Income Series                     1,597,899      1,076,023               76,805
-----------------------------------------------------------------------------------------------
MFS New Discovery Series                             43,323
-----------------------------------------------------------------------------------------------
MFS Research Series                                  19,166
-----------------------------------------------------------------------------------------------
MFS Total Return Series                              61,489
===============================================================================================

(1)   Commencement of operations of the Separate Account.






CONTRACT WITH CONTRACT ANNIVERSARY
      ENHANCED DEATH BENEFIT (1)

Variable accumulation unit value
at beginning of period ($):



                                                                      Year ended
                                                                    Dec 31, 1999
================================================================================
The Guardian Cash Fund                                                     10.00
--------------------------------------------------------------------------------
The Guardian Stock Fund                                                    10.00
--------------------------------------------------------------------------------
The Guardian Bond Fund                                                     10.00
--------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund                                          10.00
--------------------------------------------------------------------------------
The Guardian VC 500 Index Fund                                             10.00
--------------------------------------------------------------------------------
The Guardian VC Asset Allocation Fund                                      10.00
--------------------------------------------------------------------------------
The Guardian VC High Yield Bond Fund                                       10.00
--------------------------------------------------------------------------------
Gabelli Capital Asset Fund                                                 10.00
--------------------------------------------------------------------------------
Baillie Gifford International Fund                                         10.00
--------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund                                      10.00
--------------------------------------------------------------------------------
Value Line Centurion Fund                                                  10.00
--------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust                                10.00
--------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                         10.00
--------------------------------------------------------------------------------
AIM V.I. Global Utilities Fund                                             10.00
--------------------------------------------------------------------------------
AIM V.I. Value Fund                                                        10.00
--------------------------------------------------------------------------------
Davis Financial Portfolio                                                  10.00
--------------------------------------------------------------------------------
Davis Real Estate Portfolio                                                10.00
--------------------------------------------------------------------------------
Davis Value Portfolio                                                      10.00
--------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio                                       10.00
--------------------------------------------------------------------------------
Fidelity VIP Equity Income Portfolio                                       10.00
--------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio                            10.00
--------------------------------------------------------------------------------
Fidelity VIP III Mid Cap Portfolio                                         10.00
--------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio                                    10.00
--------------------------------------------------------------------------------
Janus Aspen Capital Appreciation Portfolio                                 10.00
--------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                                               10.00
--------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                                     10.00
--------------------------------------------------------------------------------
MFS Emerging Growth Series                                                 10.00
--------------------------------------------------------------------------------
MFS Growth with Income Series                                              10.00
--------------------------------------------------------------------------------
MFS New Discovery Series                                                   10.00
--------------------------------------------------------------------------------
MFS Research Series                                                        10.00
--------------------------------------------------------------------------------
MFS Total Return Series                                                    10.00
================================================================================

(1) The Contract Anniversary Enhanced Death Benefit Rider became available under this contract commencing September 13, 1999.





Variable accumulation unit value
at end of period ($):

                                                                      Year ended
                                                                    Dec 31, 1999
================================================================================
The Guardian Cash Fund                                                    10.111
--------------------------------------------------------------------------------
The Guardian Stock Fund                                                   12.016
--------------------------------------------------------------------------------
The Guardian Bond Fund                                                    10.028
--------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund                                         13.426
--------------------------------------------------------------------------------
The Guardian VC 500 Index Fund                                            10.856
--------------------------------------------------------------------------------
The Guardian VC Asset Allocation Fund                                     10.752
--------------------------------------------------------------------------------
The Guardian VC High Yield Bond Fund                                      10.250
--------------------------------------------------------------------------------
Gabelli Capital Asset Fund                                                10.597
--------------------------------------------------------------------------------
Baillie Gifford International Fund                                        12.303
--------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund                                     13.380
--------------------------------------------------------------------------------
Value Line Centurion Fund                                                 11.521
--------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust                               10.985
--------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                        13.119
--------------------------------------------------------------------------------
AIM V.I. Global Utilities Fund                                            12.361
--------------------------------------------------------------------------------
AIM V.I. Value Fund                                                       11.474
--------------------------------------------------------------------------------
Davis Financial Portfolio                                                  9.924
--------------------------------------------------------------------------------
Davis Real Estate Portfolio                                                   --
--------------------------------------------------------------------------------
Davis Value Portfolio                                                     10.619
--------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio                                      11.336
--------------------------------------------------------------------------------
Fidelity VIP Equity Income Portfolio                                       9.782
--------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio                           10.133
--------------------------------------------------------------------------------
Fidelity VIP III Mid Cap Portfolio                                        12.313
--------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio                                   15.557
--------------------------------------------------------------------------------
Janus Aspen Capital Appreciation Portfolio                                13.708
--------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                                              12.129
--------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                                    14.008
--------------------------------------------------------------------------------
MFS Emerging Growth Series                                                15.069
--------------------------------------------------------------------------------
MFS Growth With Income Series                                             10.428
--------------------------------------------------------------------------------
MFS New Discovery Series                                                  14.771
--------------------------------------------------------------------------------
MFS Research Series                                                       11.564
--------------------------------------------------------------------------------
MFS Total Return Series                                                    9.931
================================================================================


(1)   Commencement of operations of the Separate Account.




Number of variable accumulation units outstanding at end of period:

                                                                      Year ended
                                                                    Dec 31, 1999
================================================================================
The Guardian Cash Fund                                                    52,362
--------------------------------------------------------------------------------
The Guardian Stock Fund                                                  100,936
--------------------------------------------------------------------------------
The Guardian Bond Fund                                                     4,817
--------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund                                            443
--------------------------------------------------------------------------------
The Guardian VC 500 Index Fund                                             4,794
--------------------------------------------------------------------------------
The Guardian VC Asset Allocation Fund                                      8,371
--------------------------------------------------------------------------------
The Guardian VC High Yield Bond Fund                                         519
--------------------------------------------------------------------------------
Gabelli Capital Asset Fund                                                 7,324
--------------------------------------------------------------------------------
Baillie Gifford International Fund                                        12,370
--------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund                                         40
--------------------------------------------------------------------------------
Value Line Centurion Fund                                                 12,558
--------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust                               67,525
--------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                        15,589
--------------------------------------------------------------------------------
AIM V.I. Global Utilities Fund                                             4,618
--------------------------------------------------------------------------------
AIM V.I. Value Fund                                                       47,122
--------------------------------------------------------------------------------
Davis Financial Portfolio                                                  6,321
--------------------------------------------------------------------------------
Davis Real Estate Portfolio                                                   --
--------------------------------------------------------------------------------
Davis Value Portfolio                                                      6,916
--------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio                                      22,453
--------------------------------------------------------------------------------
Fidelity VIP Equity Income Portfolio                                      13,102
--------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio                            7,563
--------------------------------------------------------------------------------
Fidelity VIP III Mid Cap Portfolio                                         3,872
--------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio                                   15,869
--------------------------------------------------------------------------------
Janus Aspen Capital Appreciation Portfolio                                55,123
--------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                                              20,303
--------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                                    20,814
--------------------------------------------------------------------------------
MFS Emerging Growth Series                                                11,012
--------------------------------------------------------------------------------
MFS Growth With Income Series                                             24,219
--------------------------------------------------------------------------------
MFS New Discovery Series                                                   3,226
--------------------------------------------------------------------------------
MFS Research Series                                                          584
--------------------------------------------------------------------------------
MFS Total Return Series                                                    1,332
================================================================================

CONTRACT WITH LIVING BENEFIT RIDER (1)

Variable accumulation unit value
at beginning of period ($):

                                                                      Year ended
                                                                    Dec 31, 1999
================================================================================
The Guardian Stock Fund                                                    10.00
--------------------------------------------------------------------------------
The Guardian VC 500 Index Fund                                             10.00
--------------------------------------------------------------------------------
The Guardian Bond Fund                                                     10.00
--------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                                               10.00
--------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                                     10.00
================================================================================

(1) The Living Benefit Rider became available under this contract commencing December 20, 1999.

Variable accumulation unit value
at end of period ($):

                                                                      Year ended
                                                                    Dec 31, 1999
================================================================================
The Guardian Stock Fund                                                   10.766
--------------------------------------------------------------------------------
The Guardian VC 500 Index Fund                                            10.365
--------------------------------------------------------------------------------
The Guardian Bond Fund                                                     9.941
--------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                                              10.695
--------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                                    11.128
================================================================================





Number of variable accumulation units outstanding at end of period:

                                                                      Year ended
                                                                    Dec 31, 1999
================================================================================
The Guardian Stock Fund                                                    1,369
--------------------------------------------------------------------------------
The Guardian VC 500 Index Fund                                             2,122
--------------------------------------------------------------------------------
The Guardian Bond Fund                                                     5,841
--------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                                               2,060
--------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                                     1,343
================================================================================





-----------------------
32  P R O S P E C T U S                F I N A N C I A L   I N F O R M A T I O N
-----------------------

CONTRACT COSTS AND EXPENSES

The amount of a charge may not strictly correspond to the costs of providing the services or benefits indicated by the name of the charge or related to a particular contract. For example, the contingent deferred sales charge may not fully cover all of the sales and distribution expenses actually incurred by GIAC, and proceeds from other charges, including the mortality and expense risk charge, may be used in part to cover these expenses.

No sales charges are deducted from your premium payments when you make them. However, the following charges do apply:

Expenses of the Funds

The Funds you choose through your variable investment options have their own management fees and general operating expenses. The deduction of these fees and expenses is reflected in the per-share value of the Funds. They are fully described in the Funds' prospectuses.

Mortality and expense risk charge

You will pay a daily charge based on an annual rate of 1.05% of the net assets of your variable investment options to cover our mortality and expense risks. Mortality risks arise from our promise to pay death benefits and make annuity payments to each annuitant for life. Expense risks arise from the possibility that the amounts we deduct to cover sales and administrative expenses may not be sufficient.

Administrative expenses

You will also pay a daily charge based on an annual rate of 0.20% of the net assets of your variable investment options for our administrative expenses.

Contract fee

We deduct a yearly fee of $35 on each anniversary date of your contract. To pay this charge, we will cancel the number of accumulation units that is equal in value to the fee. We cancel accumulation units in the same proportion as the percentage of the contract's accumulation value attributable to each variable investment option and the fixed-rate option. If you surrender your contract before the contract anniversary date, we will still deduct the contract fee for that year. We will waive the contract fee if the accumulation value is $100,000 or more on the anniversary date of your contract.

      Cost and expenses
--------------------------------------------------------------------------------
      No sales charges are deducted from your premium payments when you make them. However, the following charges do apply:

      o     expenses of the Funds

      o     mortality and expense risk charge

      o     administrative expenses

      o     contract fee.

      See accompanying text for details.


                                                         -----------------------
F I N A N C I A L   I N F O R M A T I O N                P R O S P E C T U S  33
                                                         -----------------------

      Deferred sales charges
--------------------------------------------------------------------------------
      Number of contract                                                Deferred
      years completed                                                      sales
      from the date of                                                    charge
      premium payment                                                        (%)
      ==========================================================================
      0                                                                        7
      --------------------------------------------------------------------------
      1                                                                        6
      --------------------------------------------------------------------------
      2                                                                        5
      --------------------------------------------------------------------------
      3                                                                        4
      --------------------------------------------------------------------------
      4                                                                        3
      --------------------------------------------------------------------------
      5                                                                        2
      --------------------------------------------------------------------------
      6                                                                        1
      --------------------------------------------------------------------------
      7+                                                                       0
      --------------------------------------------------------------------------

      Annuity taxes
--------------------------------------------------------------------------------
      Some states and municipalities may charge annuity taxes when premium payments are made or when you begin to receive annuity payments.

In addition, the following charges may apply:

Contingent deferred sales charge

If you make a partial withdrawal from your account or surrender your contract, you will pay a deferred sales charge on any amount that has been in your contract for less than seven contract years. This charge compensates us for expenses related to the sale of contracts. These include commissions to registered representatives, as well as promotional expenses.

When we calculate the deferred sales charge, all amounts taken out are assumed to come from the oldest premium. We do this to minimize the amount you owe. Deferred sales charges are listed in the table.

The deferred sales charge percentage is applied to the lesser of:

o the premium payments you have made within seven contract years (84 months) before the date of your request for the withdrawal or surrender; or

o     the amount withdrawn or surrendered.

We don't impose deferred sales charges on contracts bought by:

o     Guardian Life, its subsidiaries or any of their separate accounts

o present or retired directors, officers, employees, general agents, or field representatives of Guardian Life or its subsidiaries

o     present or retired directors or officers of any of the Funds

o present and retired directors, trustees, officers, partners, registered representatives and employees of broker-dealer firms that have written sales agreements with Guardian Investor Services Corporation

o immediate family members of the individuals named above, based on their status at the time the contract was purchased, limited to their:

      -     spouses

      -     children and grandchildren

      -     parents and grandparents

      -     brothers and sisters

o trustees or custodians of any employee benefit plan, IRA, Keogh plan or trust established for the benefit of persons named in the second and third bullets above

o clients of broker-dealers, financial institutions and registered investment advisers that have entered into an agreement with GIAC to participate in fee-based wrap accounts or similar programs to purchase contracts.

o Contract owners who elect the Contract Anniversary Enhanced Death Benefit Option at the time the contract is issued may have surrender charges waived if the contractowner is confined to a long term care facility or hospital for a continuous 90 day period commencing on or after the third contract anniversary or if the contract owner is diagnosed to have a terminal illness at any time while the contract is in force.



-----------------------
34  P R O S P E C T U S                F I N A N C I A L   I N F O R M A T I O N
-----------------------

Enhanced death benefit expenses

If you choose one of the enhanced death benefit options and it is in effect, you will pay a daily charge based on an annual rate of up to 0.25% of the net assets of your variable investment options depending on the option chosen.

Living benefit rider expense

If you choose the living benefit rider and it is in effect, you will pay a daily charge based on an annual rate of 0.25% of the net assets of your variable investment options.

Annuity taxes

Some states and municipalities may charge annuity taxes when premium payments are made or when you begin to receive annuity payments. These taxes range from about 0.5% to 3.5% of your premium payments. We may deduct the annuity tax either from your premium payment when made, or from the annuity payments on the date annuity payments begin, depending on state laws.

In jurisdictions where the annuity tax is incurred when a premium payment is made, we deduct the amount from your premium payment at the time it is made. We reserve the right to pay the annuity tax on your behalf and then deduct the same amount from the value of your contract when you surrender it, or on your death, or on the date annuity payments begin, whichever is first. We will do this only if permitted by applicable law.

Transfer charge

Currently, we do not charge for transfers. However, we reserve the right to charge up to $25 for each transfer. We will deduct this charge on a proportional basis from the options from which amounts are transferred.

FEDERAL TAX MATTERS

The following summary provides a general description of the Federal income tax considerations associated with the contract. It is not intended to be complete or to cover all tax situations. This summary is not intended as tax advice. You should consult a tax adviser for more complete information. This summary is based on our understanding of the present Federal income tax laws. We make no representation as to the likelihood of continuation of the present Federal income tax laws or as to how they may be interpreted by the Internal Revenue Service (IRS).

We believe that our contracts will qualify as annuity contracts for Federal income tax purposes and the following summary assumes so. Further details are available in the Statement of Additional Information, under the heading Tax Status of the Contracts.

When you invest in an annuity contract, you usually don't pay taxes on your investment gains until you withdraw the money - generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.

      Deferring tax
--------------------------------------------------------------------------------
      When you invest in an annuity contract, you usually don't pay taxes on your investment gains until you withdraw the money - generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.


                                                         -----------------------
F I N A N C I A L   I N F O R M A T I O N                P R O S P E C T U S  35
                                                         -----------------------

      Employer-sponsored or independent?
--------------------------------------------------------------------------------
      If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your contract is called a qualified contract. If your annuity is independent of any formal retirement or pension plan, it is termed a non-qualified contract.


We believe that if you are a natural person you won't be taxed on increases in the accumulation value of a contract until a distribution occurs or until annuity payments begin. For these purposes, the agreement to assign or pledge any portion of a contact's accumulation value and, in the case of a qualified contract (described below), any portion of an interest in the qualified plan generally will be treated as a distribution.

When annuity payments begin, you will be taxed only on the investment gains you have earned and not on the payments you made to purchase the contract. Generally, withdrawals from your annuity should only be made once you reach age 59 1/2, die or are disabled, otherwise a 10% tax penalty may be applied against any amounts included in income. Additional exceptions may apply to distributions from a qualified contract. You should consult a tax adviser with regard to exceptions from the penalty tax.


If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your contract is called a qualified contract. If your annuity is independent of any formal retirement or pension plan, it is termed a non-qualified contract.

Taxation of non-qualified contracts

Non-natural person - If a non-natural person owns a non-qualified annuity contract, the owner generally must include in income any increase in the excess of the accumulation value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

This following summary generally applies to contracts owned by natural persons.

Withdrawals - When a withdrawal from a non-qualified contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to any excess of the accumulation value immediately before the distribution that exceeds the owner's investment in the contract. Generally, the owner's investment in the contract is the amount equal to the premiums or other consideration paid for the contract, reduced by any amounts previously distributed from the contract that were not subject to tax at that time. In the case of a surrender under a non-qualified contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the contract.


-----------------------
36  P R O S P E C T U S                F I N A N C I A L   I N F O R M A T I O N
-----------------------

Penalty tax on certain withdrawals - In the case of a distribution from a non-qualified contract, a federal tax penalty may be imposed equal to 10% of the amount treated as income. However, there is generally no penalty on distributions that are:

o     made on or after the taxpayer reaches age 59 1/2

o     made on or after the death of an owner

o     attributable to the taxpayer's becoming disabled, or

o made as part of a series of substantially equal periodic payments for the life - or life expectancy - of the taxpayer.

Other exceptions may apply under certain circumstances. Special rules may also apply to the exceptions noted above. You should consult a tax adviser with regard to exceptions from the penalty tax.

Annuity payments - Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed, and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined so that you recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments begin. However, once your investment in the contract has been fully recovered, the full amount of each annuity payment is subject to tax as ordinary income.

Taxation of death benefits - Amounts may be distributed from a contract because of your death or the death of the annuitant. Generally, such amounts are included in the income of the recipient as follows:

o if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract

o if distributed under a payout option, they are taxed in the same way as annuity payments.

Transfers, assignments and contract exchanges - Transferring or assigning ownership of a contract, designating an annuitant, selecting certain maturity dates or exchanging a contract may result in certain tax consequences to you that are not outlined here. If you are considering any such transaction, you should consult a professional tax adviser.

Withholding tax - Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. However, recipients can generally choose not to have tax withheld from distributions.

      Taxation of annuity payments
--------------------------------------------------------------------------------
      Once your investment in the contract has been fully recovered, the full amount of each annuity payment is subject to tax as ordinary income.


                                                         -----------------------
F I N A N C I A L   I N F O R M A T I O N                P R O S P E C T U S  37
                                                         -----------------------

Multiple contracts - All annuity contracts issued by GIAC or its affiliates to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount included in the contract owner's income when a taxable distribution occurs.

Taxation of qualified contracts

Your rights under a qualified contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

Individual Retirement Accounts (IRAs) - As defined in Sections 219 and 408 of the Internal Revenue Code, individuals are allowed to make annual contributions to an IRA of up to the lesser of $2,000 or 100% of their adjusted gross income. All or a portion of these contributions may be deductible, depending on the person's income.

Distributions from certain pension plans may be rolled over into an IRA on a tax-deferred basis without regard to these limits. So-called SIMPLE IRAs under
Section 408(p) of the Internal Revenue Code and Roth IRAs under Section 408A, may also be used in connection with variable annuity contracts.


SIMPLE IRAs allow employees to defer a percentage of annual compensation up to $6,000 to a retirement plan, if the sponsoring employer makes matching or non-elective contributions that meet the requirements of the Internal Revenue Code. The penalty for a distribution from a SIMPLE IRA that occurs within the first two years after the employee begins to participate in the plan is 25%, instead of the usual 10%.

Contributions to Roth IRAs are not tax-deductible and contributions must be made in cash or as a rollover or transfer from another Roth IRA or IRA. A rollover or conversion of an IRA to a Roth IRA may be subject to tax. You may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

Distributions from Roth IRAs are generally not taxed. In addition to the 10% penalty which generally applies to distributions made before age 59 1/2, a 10% penalty will be imposed for any distribution made from a Roth IRA during the five taxable years starting after you first contribute to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.


Corporate pension and profit-sharing plans - Under Section 401(a) of the Internal Revenue Code, corporate employers are allowed to establish various types of retirement plans for employees, and self-employed individuals are allowed to establish qualified plans for themselves and their employees.


-----------------------
38  P R O S P E C T U S                F I N A N C I A L   I N F O R M A T I O N
-----------------------

Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means of providing benefit payments, unless the plan complies with all applicable requirements before transferring the contract.


Tax-sheltered annuities - Under Section 403(b) of the Internal Revenue Code, public schools and other eligible employers are allowed to purchase annuity contracts and mutual fund shares through custodial accounts on behalf of employees. Generally, these purchase payments are excluded for tax purposes from employee gross incomes. However, these payments may be subject to FICA (Social Security) taxes.


Distributions of salary reduction contributions and earnings (other than your salary reduction accumulation as of December 31, 1988) are not allowed before age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

Other tax issues - You should note that the annuity contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the contract value. The death benefit could be viewed as an incidental benefit, the amount of which is limited in any 401(a) or 403(b) plan. Because the death benefit may exceed this limitation, employers using the contract in connection with corporate pension and profit-sharing plans, or tax-sheltered annuities, should consult their tax adviser.


Qualified contracts other than Roth IRAs have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement or consult a tax adviser for more information about these distribution rules. Pension and annuity distributions generally are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients generally are provided the opportunity to elect not to have tax withheld from distributions. "Eligible rollover distributions" from section 401(a), 403(a) and 403(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution to an employee from such a plan, except certain distributions such as distributions required by the Internal Revenue Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the employee chooses a direct rollover from the plan to another tax-qualified plan or IRA.


Our income taxes

At the present time, we make no charge for any Federal, state or local taxes - other than the charge for state and local premium taxes that we incur - that may be attributable to the investment divisions of the Separate Account or to the contracts. We do have the right in the future to make additional charges for any such tax or other economic burden resulting from the application of the tax laws that we determine is attributable to the investment divisions of the Separate Account or the contracts.

Under current laws in several states, we may incur state and local taxes in addition to premium taxes. These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.


                                                         -----------------------
F I N A N C I A L   I N F O R M A T I O N                P R O S P E C T U S  39
                                                         -----------------------

--------------------------------------------------------------------------------
Gender-neutral and gender-distinct tables

As a result of a U.S. Supreme Court ruling, employer-related plans must use rate tables that are gender-neutral to calculate annuity purchase rates. We have revised our tables for employer-related plans and filed them in the states where we do business. We will continue to use our gender-distinct tables in all other contracts, unless it is prohibited by state law. In those cases our gender-neutral tables will be used.
--------------------------------------------------------------------------------

Possible tax law changes

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. You should consult a tax adviser with respect to legislative developments and their effect on the contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend this summary as tax advice.

PERFORMANCE RESULTS

From time to time, we may show performance information for the Separate Account's investment divisions in advertisements, sales literature or other materials provided to existing or prospective contract owners. These materials are based upon historical information and are not necessarily representative of future performance. More detail about historical performance appears in the Statement of Additional Information. When we show performance, we'll always include SEC standard performance, which reflects all fees and charges for specified periods. We may also show non-standard performance, for example, without showing the effect of certain charges such as deferred sales charges.

Among the key performance measures we use are total returns and yields.

Total returns include: average annual total return, total return, and change in accumulation unit value - all of which reflect the change in the value of an investment in an investment division of the Separate Account over a specified period, assuming the reinvestment of all income dividends and capital gains distributions.

Yield figures may be quoted for investments in shares of the Cash Fund and other investment divisions. Current yield is a measure of the income earned on a hypothetical investment over a specified base period of seven days for the Cash Fund investment division, and 30 days (or one month) for other investment divisions. Effective yield is another measure which may be quoted by the Cash Fund investment division, which assumes that the net investment income earned during a base period will be earned and reinvested for a year. Yields are expressed as a percentage of the value of an accumulation


-----------------------
40  P R O S P E C T U S                F I N A N C I A L   I N F O R M A T I O N
-----------------------
unit at the beginning of the base period. Yields are annualized, which assumes that an investment division will generate the same level of net investment income over a one-year period. However, yields fluctuate daily.

Advertisements and sales literature for the Separate Account's investment divisions may compare a Fund's performance to that of investments offered through the separate accounts of other insurance companies that have similar investment objectives or programs. Promotional material may also compare a Fund's performance to one or more indices of the types of securities which the Fund buys and sells for its portfolio. Performance comparisons may be illustrated by tables, graphs or charts. Additionally, promotional material may refer to:

o     the types and characteristics of certain securities

o     features of a Fund's portfolio

o     financial markets

o     historical, current or perceived economic trends, and

o     topics of general investor interest, such as personal financial planning.

In addition, advertisements and sales literature may refer to or reprint all or portions of articles, reports or independent rankings or ratings which relate specifically to the investment divisions or to other comparable investments. However, such material will not be used to indicate future performance.

Advertisements and sales literature about the variable annuity contract and the Separate Account may also refer to ratings given to GIAC by insurance company rating organizations such as:

o     Moody's Investors Service, Inc.

o     Standard & Poor's Ratings Group

o     A.M. Best & Co.

o     Duff & Phelps.

These ratings relate only to GIAC's ability to meet its obligations under the contract's fixed-rate option and to pay death benefits provided under the contract, not to the performance of the variable investment options.

We are a member of the Insurance Marketplace Standards Association (IMSA), and may include the IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of ethical standards for sales and service of individually sold life insurance and annuities.

Further information about the performance of each investment division is contained in their respective annual reports, which may be obtained from GISC free of charge.


                                                         -----------------------
F I N A N C I A L   I N F O R M A T I O N                P R O S P E C T U S  41
                                                         -----------------------

--------------------------------------------------------------------------------
      YOUR RIGHTS AND RESPONSIBILITIES
--------------------------------------------------------------------------------

      Free-look period
--------------------------------------------------------------------------------
      During the 10-day period after receiving your contract, the free-look period, you have the right to examine your contract and return it for cancellation if you change your mind about buying it.

VOTING RIGHTS

We own the Fund's shares, but you may have voting rights in the various Funds. To the extent that we are required by law, we will cast our votes according to the instructions of those contract owners who have an interest in variable investment options investing in Funds holding a shareholder vote, as of the shareholder meeting record date. Those votes for which we receive no instructions will be voted in the same proportion as those we have received instructions for. We'll solicit instructions when the Funds hold shareholder votes. We have the right to restrict contract owner voting instructions if the laws change to allow us to do so.

The owner of the contract has voting rights until the date annuity payments begin. After that date, rights switch to the annuitant. Voting rights diminish with the reduction of your contract value. The fixed-rate option has no voting rights.

YOUR RIGHT TO CANCEL THE CONTRACT

During the 10-day period after receiving your contract, the free-look period, you have the right to examine your contract and return it for cancellation if you change your mind about buying it. Longer periods may apply in some states.

In order to cancel your contract, we must receive both the contract and your cancellation notice in good order. You can forward these documents to GIAC's customer service office or to the registered representative who sold you the contract. If you mail the notice, we consider it received on the postmark date, provided it has been properly addressed and the full postage has been paid.

Upon cancellation, we'll refund to you:

o the difference between the gross premiums you paid (including contract fees, annuity taxes and other charges) and the amounts we allocated to the variable investment and fixed-rate options you chose; and

o the accumulation value of the contract on the date we receive your cancellation.

If state law requires, you will receive the total premium you paid for the contract instead.


-----------------------
42  P R O S P E C T U S                F I N A N C I A L   I N F O R M A T I O N
-----------------------

DISTRIBUTION OF THE CONTRACT

The variable annuity contract is sold by insurance agents who are licensed by GIAC and who are either registered representatives of GISC or of broker-dealer firms which have entered into sales agreements with GISC and GIAC. GISC and such other broker-dealers are members of the National Association of Securities Dealers, Inc.

GIAC will generally pay commissions to these individuals or entities for the sale of contracts. These commissions may vary, but in total are not expected to exceed 7% of each contract premium payment. We also reserve the right to pay additional annual sales compensation of up to .13% of the value of contracts with an enhanced death benefit rider in force. Where permitted by state law, we reserve the right to pay additional sales or service compensation while a contract is in force, based on the value of a contract.

Additional amounts may also be paid in connection with special promotional incentives. The principal underwriter of the contracts is GISC, located at 7 Hanover Square, New York, New York 10004.


                                                         -----------------------
R I G H T S   A N D   R E S P O N S I B I L I T I E S    P R O S P E C T U S  43
                                                         -----------------------

--------------------------------------------------------------------------------
      SPECIAL TERMS USED IN THIS PROSPECTUS
--------------------------------------------------------------------------------

Accumulation period

The period between the issue date of the contract and the annuity commencement date.

Accumulation unit


A measure used to determine the value of a contract owner's interest under the contract before annuity payments begin. The contract has variable accumulation units and fixed accumulation units.


Accumulation value

The value of all the accumulation units in the variable investment options and/or the fixed-rate option credited to a contract.

Annuitant

The person on whose life the annuity payments are based and on whose death, prior to the annuity commencement date, benefits under the contract are paid.

Annuity commencement date

The date on which annuity payments under the contact begin.

Annuity Payments

Periodic payments, either variable or fixed in nature, made by GIAC to the contract owner at monthly intervals after the annuity commencement date.

Annuity unit

A measure used to determine the amount of any variable annuity payment.

Business day

Each day the New York Stock Exchange is open for trading and GIAC is open for business.

Contract anniversary date

The annual anniversary measured from the issue date of the contract.

Contract owner

You (or your); the person(s) or entity designated as the owner in the contract.

Funds

The diversified open-end management investment companies, each corresponding to a variable investment option. The Funds are listed on the front cover of this prospectus.

Good order

Notice from any party authorized to initiate a transaction under this contract, received in a format satisfactory to GIAC at its customer service office, that contains all information required by GIAC to process that transaction.

Valuation period

The time period from the determination of one accumulation unit and annuity unit value to the next.

Variable investment options

The Funds underlying the contract are the variable investment options - as distinguished from the fixed-rate option - available for allocations of net premium payments and accumulation values.


-----------------------
44  P R O S P E C T U S    R I G H T S   A N D   R E S P O N S I B I L I T I E S
-----------------------

--------------------------------------------------------------------------------
      OTHER INFORMATION
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                                         -----------------------
S P E C I A L   T E R M S                                P R O S P E C T U S  45
                                                         -----------------------

LEGAL PROCEEDINGS

Neither the Separate Account nor GIAC is a party to any pending material legal proceeding.

WHERE TO GET MORE INFORMATION

Our Statement of Additional Information (SAI) has more details about the contract described in this prospectus. If you would like a free copy, please call us toll-free at 1-800-221-3253, or write to us at the following address:

The Guardian Insurance & Annuity Company, Inc.
Customer Service Office
Box 26210
Lehigh Valley, Pennsylvania  18002

The SAI contains the following information:

o     Services to the Separate Account

o     Annuity payments

o     Tax status of the contracts

o     Performance data

o     Valuation of assets of the Separate Account

o     Transferability restrictions

o     Experts

o     Financial statements


-----------------------
46  P R O S P E C T U S                        O T H E R   I N F O R M A T I O N
-----------------------

         INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

                                 Issued Through
                         THE GUARDIAN SEPARATE ACCOUNT E
                                       OF
                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.


--------------------------------------------------------------------------------
              Statement of Additional Information dated May 1, 2000
--------------------------------------------------------------------------------

     This Statement of Additional Information is not a prospectus but should be read in conjunction with the current Prospectus for The Guardian Separate Account E (marketed under the name "The Guardian Investor Retirement Asset Manager") dated May 1, 2000.


     A free Prospectus is available upon request by writing or calling:

                 The Guardian Insurance & Annuity Company, Inc.
                             Customer Service Office
                P.O. Box 26210 Lehigh Valley, Pennsylvania 18002
                                 1-800-221-3253

     Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the Prospectus.

                                TABLE OF CONTENTS

                                                                           Page

Services to the Separate Account                                            B-2
Annuity Payments                                                            B-2
Tax Status of the Contracts                                                 B-3
Performance Data                                                            B-4
Valuation of Assets of the Separate Account                                 B-8
Transferability Restrictions                                                B-9
Experts                                                                     B-9
Financial Statements                                                        B-9

                        SERVICES TO THE SEPARATE ACCOUNT


     The Guardian Insurance & Annuity Company, Inc. ("GIAC") maintains the books and records of The Guardian Separate Account E (the "Separate Account"). GIAC, a wholly owned subsidiary of The Guardian Life Insurance Company of America, acts as custodian of the assets of the Separate Account. GIAC bears all expenses incurred in the operations of the Separate Account, except the mortality and expense risk charge and the administrative charge (as described in the Prospectus), which are borne by the Contract owner.

      Guardian Investor Services Corporation ("GISC"), a wholly owned subsidiary of GIAC, serves as principal underwriter for the Separate Account pursuant to a distribution and service agreement between GIAC and GISC. The Contracts are offered continuously and are sold by GIAC insurance agents who are registered representatives of either Park Avenue Securities LLC or of other broker-dealers which have selling agreements with GISC and GIAC. In the years 1999, 1998 and 1997, GIAC paid commissions through GISC with respect to the sales of variable annuity contracts in the amount of $32,178,498, $34,195,299 and $33,206,571, respectively.


                                ANNUITY PAYMENTS

     The objective of the Contracts is to provide benefit payments which will increase at a rate sufficient to maintain purchasing power at a constant level. For this to occur, the actual net investment rate must exceed the assumed investment rate of 4% by an amount equal to the rate of inflation. Of course, no assurance can be made that this objective will be met. If the assumed interest rate were to be increased, benefit payments would start at a higher level but would increase more slowly or decrease more rapidly. Likewise, a lower assumed interest rate would provide a lower initial payment with greater increases or lesser decreases in subsequent Annuity Payments.

     Value of an Annuity Unit: The value of an Annuity Unit is determined independently for each of the Variable Investment Options. For any Valuation Period, the value of an Annuity Unit is equal to the value for the immediately preceding Valuation Period multiplied by the annuity change factor for the current Valuation Period. The Annuity Unit value for a Valuation Period is the value determined as of the end of such period. The annuity change factor is equal to the net investment factor for the same Valuation Period adjusted to neutralize the assumed investment return used in determining the Annuity Payments. The net investment factor is reduced by (a) the mortality and expense risk charges, (b) administrative expenses and (c) if applicable, the Enhanced Death Benefit Rider charge on an annual basis during the life of the Contract. The dollar amount of any monthly payment due after the first monthly payment under a Variable Investment Option will be determined by multiplying the number of Annuity Units by the value of an Annuity Unit for the Valuation Period ending ten (10) days prior to the Valuation Period in which the monthly payment is due.


     Determination of the First Monthly Annuity Payment: At the time Annuity Payments begin, the value of the Contract owner's account is determined by multiplying the appropriate Variable or Fixed Accumulation Unit Value on the Valuation Period ten (10) days before the date the first variable or fixed Annuity Payment is due by the corresponding number of Variable or Fixed Accumulation Units credited to the Contract owner's account as of the date the first Annuity Payment is due, less any applicable premium taxes not previously deducted.


      The Contracts contain tables reflecting the dollar amount of the first monthly payment which can be purchased with each $1,000 of value accumulated under the Contract. The amounts depend on the variable or fixed Annuity Payout Option selected, the mortality table used under the Contract (the 1983 Individual Mortality Table a projected using Scale G) and the nearest age of the Annuitant. The first Annuity Payment is determined by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of value accumulated under the Contract.

     Determination of the Second and Subsequent Monthly Variable Annuity
Payments: The amount of the second and subsequent variable Annuity Payments is determined by multiplying the number of Annuity Units by the appropriate Annuity Unit Value as of the valuation period ten (10) days prior to the day such payment is due. The number of Annuity Units under a Contract is determined by dividing the first monthly variable Annuity Payment by the value of the appropriate Annuity Unit on the date of such payment. This number of Annuity Units remains fixed during the variable Annuity Payment period, provided no transfers among the Variable Investment Options are made. If a transfer among the Variable Investment Options is made, the number of Annuity Units will be adjusted accordingly.

     The assumed investment return of 4% under the Contract is the measuring point for subsequent variable Annuity Payments. If the actual net investment rate (on an annual basis) remains constant at 4%, the variable Annuity Payments will remain constant. If the actual net investment rate exceeds 4%, the variable Annuity Payment will increase at a rate equal to the amount of such excess. Conversely, if the actual rate is less than 4%, variable Annuity Payments will decrease.

     The second and subsequent monthly payments made under a Fixed Annuity Payout Option will be equal to the amount of the first monthly fixed Annuity Payment (described above).

                          TAX STATUS OF THE CONTRACTS

      Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

      Diversification Requirements. The Code requires that the investments of each investment division of the separate account underlying the contracts be "adequately diversified" in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

      Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of our contracts, such as the flexibility of an owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings. While we believe that the contracts do not give owners investment control over separate account assets, we reserve the right to modify the contracts as necessary to prevent an owner from being treated as the owner of the separate account assets supporting the contract.

      Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, section 72(s) of the Internal Revenue Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of a holder of the contract. Specifically, section 72(s) requires that (a) if any holder dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such holders death; and (b) if any holder dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such holder's death. These requirements will be considered satisfied as to any portion of a holder's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the holder's death. The designated beneficiary refers to a natural person designated by the holder as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased holder, the contract may be continued with the surviving spouse as the new holder.

      The non-qualified contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

      Other rules may apply to qualified contracts.

                                PERFORMANCE DATA


     The tables below provide performance results for each of the Separate Account's Investment Divisions through December 31, 1999. The results shown in this section are not an estimate or guarantee of future investment performance, and do not represent the actual experience of amounts invested by a particular Contract owner. Moreover, the performance information for each Investment Division reflects the investment experience of its underlying Funds for periods prior to the commencement of operations of the Separate Account (September 15, 1997) if the Funds existed prior to such date. Such results were calculated by applying all Contract and Separate Account level charges to the historical Fund performance results for such prior periods. During such prior periods, the Funds were utilized as the underlying Funds for other separate accounts of GIAC which were established in connection with the issuance of other variable contracts.

      The Investment Division corresponding to the AIM V.I. Government Securities Fund was added to the Separate Account as of May 1, 2000. For performance information about this Investment Division, you should refer to the Fund prospectus. This prospectus was provided with the prospectus for the Contract.


Average Annual Total Return Calculations

     The first section of the following table was calculated using the standardized method prescribed by the Securities and Exchange Commission. It illustrates each Investment Division's average annual total return over the periods shown. The average annual total return for an Investment Division for a specified period is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period, according to the following formula:

                                 P(1 + T)n = ERV

     Where:    P    =    A hypothetical purchase of $1,000 from which no sales
                         load is deducted.

               T    =    average annual total return.

               n    =    number of years.

             ERV    =    ending redeemable value of the hypothetical $1,000
                         purchase at the end of the period.

      Each calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period, that no transfers or additional purchase payments were made and the surrender of the Contract at the end of each period. The Investment Division's average annual total return is the annual rate that would be necessary to achieve the ending value of an investment kept in the Investment Division for the period specified. The rate of return reflects all charges assessed against a Contract and at the Separate Account level except for any annuity taxes that may be payable. The charges reflected include any applicable contingent deferred sales charge; the mortality and expense risk charge; and a pro-rated portion of the contract administration fee. See the Prospectus for a detailed description of such charges.

     The second section of the table was calculated in the same manner as the first except that no contingent deferred sales charge was deducted since it is assumed that the Contract continues through the end of each period.

                                              Average Annual Total Return for a
                                               Contract Surrendered on 12/31/99
                                        (CAEDB and LB = Contract Anniversary Enhanced
                                     Death Benefit and Living Benefit / CAEDB = Contract
                                             Anniversary Enhanced Death Benefit /            Average Annual Total Return on 12/31/99
                                         LB = Living Benefit / BC = Basic Contract)               Assuming Contract Continues
                                     ------------------------------------------------------- ---------------------------------------
                                              Length of Investment Period                          Length of Investment Period
                                     ------------------------------------------------------- ---------------------------------------

                                                                           Ten Years (or                              Ten Years (or
                                                                            Since Fund                                 Since Fund
Investment Division      Date of Fund                                       Inception,                                 Inception,
Corresponding To          Inception          One Year        Five Years     If  Less)      One Year      Five Years     If  Less)
                                           CAEDB and LB     CAEDB and LB   CAEDB and LB  CAEDB and LB   CAEDB and LB   CAEDB and LB
                                           CAEDB or LB      CAEDB or LB    CAEDB or LB   CAEDB or LB    CAEDB or LB    CAEDB or LB
                                                BC               BC             BC            BC             BC             BC
The Guardian Cash                             -4.12             2.68           2.98           2.88          3.21           2.98
Fund                         1/7/82           -3.87             2.93           3.23           3.13          3.46           3.23
                                              -3.82             3.19           3.48           3.38          3.71           3.48

The Guardian Bond                             -9.47             4.74           5.34          -2.66          5.23           5.34
Fund                        5/1/83            -8.24             4.99           5.59          -2.41          5.48           5.59
                                              -9.01             5.25           5.84          -2.16          5.73           5.84

The Guardian Stock                            21.92            27.05          17.94          28.92         27.28          17.94
Fund                        4/13/83           22.17            27.30          18.19          29.17         27.53          18.19
                                              22.42            27.55          18.44          29.42         27.78          18.44

The Guardian Small                            25.75              N/A          12.59          32.75           N/A          14.28
Cap Stock Fund              5/1/97            26.00              N/A          12.81          33.00           N/A          14.50
                                              26.25              N/A          13.02          33.25           N/A          14.71

The Guardian VC                                 N/A              N/A           1.66            N/A           N/A           8.66
500 Index Fund              9/13/99             N/A              N/A           1.75            N/A           N/A           8.75
                                                N/A              N/A           1.85            M/A           N/A           8.85

The Guardian VC                                 N/A              N/A           0.40            N/A           N/A           7.40
Asset Allocation Fund       9/13/99             N/A              N/A           0.49            N/A           N/A           7.49
                                                N/A              N/A           0.59            M/A           N/A           7.59

The Guardian VC                                 N/A              N/A          -4.72            N/A           N/A           2.28
High Yield Bond Fund        9/13/99             N/A              N/A          -4.63            N/A           N/A           2.37
                                                N/A              N/A          -4.53            M/A           N/A           2.47

Gabelli Capital                               10.71              N/A          17.01          17.71           N/A          17.37
Asset Fund                  5/1/95            10.96              N/A          17.28          17.96           N/A          17.64
                                              11.21              N/A          17.56          18.21           N/A          17.91

Baillie Gifford                               29.76            16.94          12.15          39.76         17.26          12.15
International Fund          2/8/91            30.01            17.20          12.37          37.01         17.51          12.37
                                              30.26            17.45          12.60          37.26         17.76          12.60

Baillie Gifford
Emerging Markets                              62.47             7.33           4.49          69.47          7.78           4.81
Fund                       10/17/94           62.72             7.59           4.73          69.72          8.04           5.05
                                              62.97             7.86           4.98          69.97          8.30           5.29

Value Line Centurion                          19.02            24.23          17.38          26.02         24.48          17.38
Fund ("VLCF")              11/15/83           19.27            24.48          17.63          26.27         24.73          17.63
                                              19.52            24.73          17.88          26.52         24.98          17.88

Value Line Strategic
Asset Management                              15.16            19.82          14.88          22.16         20.11          14.88
Trust ("VLSAM")             10/1/87           15.41            20.07          15.13          22.41         20.36          15.13
                                              15.66            20.33          15.38          22.66         20.61          15.38

AIM V.I. Capital                              40.71            24.10          20.90          47.71         24.36          20.95
Appreciation Fund            5/5/93           40.96            24.36          21.13          47.96         24.61          21.18
                                              41.21            24.61          21.36          48.21         24.86          21.41

AIM V.I. Global                               24.27            19.45          16.28          31.27         19.75          16.46
Utilities Fund               5/2/94           24.52            19.71          16.50          31.52         20.00          16.67
                                              24.77            19.96          16.72          31.77         20.25          16.89

AIM V.I.                                      20.67            24.78          20.94          27.67         25.03          20.99
Value Fund                   5/5/93           20.92            25.04          21.17          27.92         25.28          21.22
                                              21.17            25.29          21.39          28.17         25.53          21.44

Davis Financial                                 N/A              N/A         -14.05            N/A           N/A          -8.06
Portfolio                    7/1/99             N/A              N/A         -14.38            N/A           N/A          -7.94
                                                N/A              N/A         -14.25            N/A           N/A          -7.80

Davis Real                                      N/A              N/A         -19.69            N/A           N/A         -13.64
Estate Portfolio             7/1/99             N/A              N/A         -19.58            N/A           N/A         -13.53
                                                N/A              N/A         -19.45            N/A           N/A         -13.39

Davis Value                                     N/A              N/A          -5.34            N/A           N/A           1.66
Portfolio                    7/1/99             N/A              N/A          -5.21            N/A           N/A           1.79
                                                N/A              N/A          -5.06            N/A           N/A           1.94

Fidelity VIP II                               15.04              N/A          25.27          22.04           N/A          25.52
Contrafund Portfolio        1/13/95           15.29              N/A          25.52          22.29           N/A          25.77
                                              15.54              N/A          25.78          22.54           N/A          26.02

Fidelity VIP                                  -2.66            16.16          12.44           4.34         16.48          12.44
Equity Income Portfolio     10/9/86           -2.41            16.41          12.69           4.59         16.73          12.69
                                              -2.16            16.66          12.94           4.84         16.99          12.94

Fidelity VIP III                              -4.70              N/A          19.07           2.30           N/A          19.36
Growth Opportunities
Portfolio                   1/3/95            -4.46              N/A          19.32           2.54           N/A          19.62
                                              -4.21              N/A          19.57           2.79           N/A          19.87

Fidelity VIP III                              38.35              N/A          43.55          45.35           N/A          49.51
Mid Cap Portfolio          12/28/98           38.60              N/A          43.81          45.60           N/A          49.76
                                              38.85              N/A          44.07          45.85           N/A          50.02

Janus Aspen Aggressive                       114.91            33.71          32.11         121.91         33.90          32.14
Growth Portfolio            4/13/93          115.16            33.97          32.35         122.16         34.16          32.39
                                             115.41            34.23          32.60         122.41         34.42          32.64

Janus Aspen Capital                           57.27              N/A          53.93          64.27           N/A          54.85
Appreciation Portfolio       5/1/97           57.52              N/A          54.12          64.52           N/A          55.03
                                              57.27              N/A          54.30          64.77           N/A          55.21

Janus Aspen Growth                            34.57            27.43          22.10          41.57         27.66          22.15
Portfolio                   9/13/93           34.82            27.68          22.34          41.82         27.91          22.39
                                              35.07            27.93          22.58          42.07         28.16          22.63

Janus Aspen Worldwide                         54.76            31.12          27.46          61.76         31.32          27.50
Growth Portfolio            9/13/93           55.01            31.37          27.70          62.01         31.57          27.74
                                              55.26            31.62          27.95          62.26         31.82          27.99

MFS Emerging                                  66.86              N/A          33.97          73.86           N/A          34.22
Growth Series               7/24/95           67.11              N/A          34.20          74.11           N/A          34.45
                                              67.36              N/A          34.43          74.36           N/A          34.68

MFS Growth With                               -2.23              N/A          18.64           4.77           N/A          19.04
Income Series               10/9/95           -1.98              N/A          18.88           5.02           N/A          19.28
                                              -1.73              N/A          19.12           5.27           N/A          19.52

MFS New                                       63.61              N/A          36.01          70.61           N/A          38.93
Discovery Series             5/1/98           63.86              N/A          36.13          70.86           N/A          39.05
                                              64.11              N/A          36.26          71.11           N/A          39.17

MFS Research                                  14.90              N/A          20.44          21.90           N/A          20.80
Series                      7/26/95           15.15              N/A          20.67          22.15           N/A          21.03
                                              15.40              N/A          20.90          22.40           N/A          21.25

MFS Total                                     -5.79              N/A          13.01           1.21           N/A          13.38
Return Series                1/3/95           -5.54              N/A          13.27           1.46           N/A          13.63
                                              -5.29              N/A          13.52           1.71           N/A          13.88


Change in Accumulation Unit Value


     The following performance information illustrates the cumulative change and the actual annual change in Accumulation Unit values for the periods specified for each Investment Division and is computed differently than the standardized average annual total return information. No information is provided for Investment Divisions that were added after December 31, 1999.


     An Investment Division's cumulative change in Accumulation Unit values is the rate at which the value of an Accumulation Unit changed over the time period illustrated. The actual annual change in Accumulation Unit values is the rate at which the value of an Accumulation Unit changed over each 12-month period illustrated. The rates of change in Accumulation Unit values quoted in the tables reflect a deduction for the mortality and expense risk charge and administrative charge. They do not reflect deductions for any Enhanced Death Benefit charges, any contingent deferred sales charge, contract administration fee or annuity taxes. The rates of change would be lower if these charges were included.

                                 BASIC CONTRACT


                                                            Cumulative Change in Accumulation Unit Value
                                                                 for Period Ended December 31, 1999
                                                      -----------------------------------------------------------------

                                                                                                  Ten Years (or
                                                                                                    Since Fund
     Investment Division                                                                            Inception,         Date of Fund
       Corresponding To                                One Year                 Five Years           If Less)            Inception
The Guardian Cash Fund                                   3.47                    20.49               41.94                 1/7/82
The Guardian Bond Fund                                  -2.08                    32.70               77.89                 5/1/83
The Guardian Stock Fund                                 29.53                   242.03              447.87                4/13/83
The Guardian Small Cap Stock Fund                       33.36                     N/A                40.36                 5/1/97
The Guardian VC 500 Index Fund                           N/A                      N/A                 8.88                9/13/99
The Guardian VC Asset Allocation Fund                    N/A                      N/A                 7.62                9/13/99
The Guardian VC High Yield Bond Fund                     N/A                      N/A                 2.50                9/13/99
Gabelli Capital Asset Fund                              18.31                     N/A               116.47                 5/1/95
Baillie Gifford International Fund                      37.37                   127.44              189.47                 2/8/91
Baillie Gifford Emerging Markets Fund                   70.11                    49.57               31.33               10/17/94
Value Line Centurion Fund                               26.62                   206.21              422.53               11/15/83
Value Line Strategic Asset Management Trust             22.76                   156.28              321.63                10/1/87
AIM V.I. Capital Appreciation Fund                      48.33                   204.70              265.50                 5/5/93
AIM V.I. Global Utilities Fund                          31.88                   152.44              143.03                 5/2/94
AIM V.I. Value Fund                                     28.28                   213.01              266.21                 5/5/93
Davis Financial Portfolio                                N/A                      N/A                -7.76                 7/1/99
Davis Real Estate Portfolio                              N/A                      N/A               -13.36                 7/1/99
Davis Value Portfolio                                    N/A                      N/A                 1.99                 7/1/99
Fidelity VIP II Contrafund Portfolio                    22.64                     N/A               218.49                 1/3/95
Fidelity VIP Equity-Income Portfolio                     4.93                   120.02              240.54                10/9/86
Fidelity VIP III Growth Opportunities Portfolio          2.88                     N/A               148.11                 1/3/95
Fidelity VIP III Mid Cap Portfolio                      45.97                     N/A                50.48               12/28/98
Janus Aspen Aggressive Growth Portfolio                122.59                   340.16              495.29                9/13/93
Janus Aspen Capital Appreciation Portfolio              64.91                     N/A               223.25                 5/1/97
Janus Aspen Growth Portfolio                            42.19                   247.14              263.24                9/13/93
Janus Aspen Worldwide Growth Portfolio                  62.40                   299.68              375.51                9/13/93
MFS Emerging Growth Series                              74.51                     N/A               275.67                7/24/95
MFS Growth With Income Series                            5.36                     N/A               113.16                10/9/95
MFS New Discovery Series                                71.26                     N/A                73.56                 5/1/98
MFS Research Series                                     22.50                     N/A               135.58                7/26/95
MFS Total Return Series                                  1.80                     N/A                92.12                 1/3/95

Change in Accumulation Unit Value for 12-Month Period ended December 31,
(For Basic Contract)

Investment Division
Corresponding To                1990      1991     1992     1993     1994      1995      1996      1997      1998      1999
----------------------------------------------------------------------------------------------------------------------------
The Guardian Cash Fund            6.66     4.27     1.93      1.36     2.52     4.22      3.67     3.83        3.80    3.47
----------------------------------------------------------------------------------------------------------------------------
The Guardian Bond Fund            6.22    14.74     6.35      8.48    -4.66    16.12      1.58     7.63        6.74   -2.08
----------------------------------------------------------------------------------------------------------------------------
The Guardian Stock Fund         -12.87    34.26    18.57     18.46    -2.51    32.98     25.30    33.89       18.37   29.53
----------------------------------------------------------------------------------------------------------------------------
The Guardian Small Cap
Stock Fund                                                                                         3.20*      -6.93   33.36
----------------------------------------------------------------------------------------------------------------------------
The Guardian VC 500 Index
Fund                                                                                                                   8.88*
----------------------------------------------------------------------------------------------------------------------------
The Guardian VC Asset
Allocation Fund                                                                                                        7.62*
----------------------------------------------------------------------------------------------------------------------------
The Guardian VC High
Yield Bond Fund                                                                                                        2.50*
----------------------------------------------------------------------------------------------------------------------------
Gabelli Capital Asset Fund                                                                9.62*   40.81       10.31   18.31
----------------------------------------------------------------------------------------------------------------------------
Baillie Gifford International
Fund                                              -10.05*    32.36    -0.39     9.84     13.96    10.53       19.66   37.37
----------------------------------------------------------------------------------------------------------------------------
Baillie Gifford Emerging
Markets Fund                                                                   -1.84*    23.02     0.70      -27.69   70.11
----------------------------------------------------------------------------------------------------------------------------
Value Line Centurion Fund
("VLCF")                          4.24    50.28     4.60      7.84    -3.43    38.33     15.86    19.87       25.88   26.62
----------------------------------------------------------------------------------------------------------------------------
Value Line Strategic Asset
Management Trust
("VLSAM")                        -1.40    41.55    13.61     10.46    -6.07    26.93     14.41    14.21       25.86   22.76
----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital
Appreciation Fund                                            18.51*    1.22    33.96     16.14    12.05       17.83   48.33
----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global
Utilities Fund                                                        -3.73*   25.16     10.67    20.08       15.08   31.88
----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                          13.88*    2.74    34.51     13.61    22.15       30.72   28.28
----------------------------------------------------------------------------------------------------------------------------
Davis Financial Portfolio                                                                                             -7.76*
----------------------------------------------------------------------------------------------------------------------------
Davis Real Estate Portfolio                                                                                          -13.36*
----------------------------------------------------------------------------------------------------------------------------
Davis Value Portfolio                                                                                                  1.99*
----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund
Portfolio                                                                      38.00*    19.69    22.53       28.31   22.64
----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity Income
Portfolio                        16.35    29.80    15.42     16.82     5.73    33.41     12.84    26.46       10.15    4.93
----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth
Opportunities Portfolio                                                        30.89*    16.78    28.33       22.95    2.88
----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Mid Cap
Portfolio                                                                                                      3.09*  45.97
----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth
Portfolio                                                    17.61*   14.88    25.90      6.59    11.26       32.58  122.59
----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Capital Appreciation
Portfolio                                                                                         25.54*      56.14   64.91
----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                                  3.11*    1.48    28.55     16.96    21.21       33.96   42.19
----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth
Portfolio                                                    18.65*    0.27    25.78     27.41    20.63       27.31   62.40
----------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series                                                     16.76*    15.56    20.38       32.54   74.51
----------------------------------------------------------------------------------------------------------------------------
MFS Growth With
Income Series                                                                            22.89*   28.16       20.80    5.36
----------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series                                                                                       1.34*  71.26
----------------------------------------------------------------------------------------------------------------------------
MFS Research Series                                                            10.03*    20.79    18.76       21.84   22.50
----------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series                                                        25.77*    12.93    19.78       10.93    1.80
----------------------------------------------------------------------------------------------------------------------------


* From date of commencement of public offering of Fund's shares through December 31.

Calculation of Yield Quotations for the Cash Fund Investment Division


     The yield of the Investment Division of the Separate Account investing in the Cash Fund represents the net change, exclusive of gains and losses realized by the Investment Division or the Cash Fund and unrealized appreciation and depreciation with respect to the Cash Fund's portfolio of securities, in the value of a hypothetical pre-existing Contract that is credited with one Accumulation Unit at the beginning of the period for which yield is determined (the "base period"). The base period generally will be a seven-day period. The current yield for a base period is calculated by dividing (1) the net change in the value of the Contract for the base period (see "Accumulation Period" in the Prospectus) by (2) the value of the Contract at the beginning of the base period and multiplying the result by 365/7. Deductions from purchase payments (for example, any applicable premium taxes) and any applicable contingent deferred sales charge assessed at the time of withdrawal or annuitization are not reflected in the computation of current yield of the Investment Division. The determination of net change in Contract value reflects all deductions that are charged to a Contract owner, in proportion to the length of the base period and the Investment Division's average Contract size. The current annualized yield of the Cash Fund Investment Division for the 7-day period ended December 31, 1999 was 5.33%.

     Yield also may be calculated on an effective or compound basis, which assumes continual reinvestment by the Investment Division throughout an entire year of net income earned by the Investment Division at the same rate as net income is earned in the base period. The effective or compound yield for a base period is calculated by (1) dividing (i) the net change in the value of the Contract for the base period by (ii) the value of the Contract as of the beginning of the base period, (2) adding 1 to the result, (3) raising the sum to a power equal to 365 divided by the number of days in the base period, and (4) subtracting 1 from the result. The effective annualized yield of the Cash Fund Investment Division for the 7-day period ended December 31, 1999 was 5.47%.


     The current and effective yields of the Cash Fund Investment Division will vary depending on prevailing interest rates, the operating expenses and the quality, maturity and type of instruments held in the Cash Fund's portfolio. Consequently, no yield quotation should be considered as representative of what the yield of the Investment Division may be for any specified period in the future. The yield is subject to fluctuation and is not guaranteed.

Performance Comparisons

     Advertisements and sales literature for the Separate Account's Investment Divisions and their underlying Funds may compare their performance to other investment vehicles and the separate accounts of other insurance companies as reflected in independent performance data furnished by sources such as Lipper Analytical Services, Inc., Morningstar, and Variable Annuity Research & Data Service, all of which are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. The performance analyses prepared by such services rank issuers on the basis of total return, assuming reinvestment of distributions, but may not take sales charges, redemption fees, or certain expense deductions into consideration.

                   VALUATION OF ASSETS OF THE SEPARATE ACCOUNT

     The value of Fund shares held in each Investment Division at the time of each valuation is the redemption value of such shares at such time. If the right to redeem shares of a Fund has been suspended, or payment of redemption value has been postponed for the sole purpose of computing Annuity Payments, the shares held in the Separate Account (and corresponding Annuity Units) may be valued at fair value as determined in good faith by GIAC's Board of Directors.

                          TRANSFERABILITY RESTRICTIONS


      Where a Contract is owned in conjunction with a retirement plan qualified under the Internal Revenue Code of 1986, as amended ("Code"), a tax-sheltered annuity program or individual retirement account, and notwithstanding any other provisions of the Contract, the Contract owner may not change the ownership of the Contract nor may the Contract be sold, assigned or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than GIAC unless the Contract owner is the trustee of an employee trust qualified under the Code, the custodian of a custodial account treated as such, or the employer under a qualified non-trusteed pension plan.


                                     EXPERTS


      The firm of PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036 currently serves as independent accountants for GIAC and the Separate Account.

      The financial statements of The Guardian Separate Account E incorporated in this Registration Statement by reference to the Annual Report to Contractowners for the year ended December 31, 1999 have been so incorporated in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

      The consolidated financial statements of the Guardian Insurance & Annuity Company, Inc., as of December 31, 1999 and 1998 and for each of three years in the period ended December 31, 1999 included in this Registration Statement have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


                              FINANCIAL STATEMENTS

     The consolidated financial statements of GIAC which are set forth herein beginning on page B-9 should be considered only as bearing upon the ability of GIAC to meet its obligations under the Contracts.


      The financial statements of the Guardian Separate Account E are incorporated herein by reference to the Separate Account's 1999 Annual Report to Contractowners. Such financial statements, the notes thereto and the report of independent accountants thereon are incorporated herein by reference or are included elsewhere in this Registration Statement. A free copy of the 1999 Annual Report to Contractowners accompanies this Statement of Additional Information.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Directors of
The Guardian Insurance & Annuity Company, Inc.:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income and comprehensive income, of changes in equity and of cash flows present fairly, in all material respects, the financial position of The Guardian Insurance & Annuity Company, Inc. and its subsidiaries at December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of accounting for costs of computer software developed or obtained for internal use in 1999.


/s/ Pricewaterhouse Coopers LLP

February 14, 2000

--------------------------------------------------------------------------------
THE GUARDIAN INSURANCE
& ANNUITY COMPANY, INC.
--------------------------------------------------------------------------------

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED BALANCE SHEETS

                                                                          As of December 31,
                                                                        ---------------------
                                                                            1999         1998
                                                                        --------     --------
                                                                            (In millions)
Assets:
Bonds, available for sale at fair
   value (cost $572.7 million; $538.6 million, respectively) .......   $   554.8     $   549.0
Affiliated mutual funds ............................................        78.0          42.9
Joint ventures .....................................................         0.5           0.4
Policy loans .......................................................        80.1          72.9
Short-term investments .............................................         7.1            --
                                                                       ---------     ---------
Total invested assets ..............................................       720.5         665.2
                                                                       ---------     ---------
Cash and cash equivalents ..........................................        63.6          18.5
Deferred acquisition costs .........................................       357.5         313.6
Deferred software costs ............................................        11.6            --
Uncollected and unpaid premiums ....................................         3.4           2.1
Amounts receivable from reinsurers .................................        46.5          42.5
Investment income due and accrued ..................................         9.9           9.4
Other assets .......................................................         5.1           3.3
Accounts receivable ................................................        37.5          22.2
Separate account assets ............................................    11,063.8       8,841.7
                                                                       ---------     ---------
Total Assets .......................................................   $12,319.4     $ 9,918.5
                                                                       =========     =========

Liabilities:
Future policy benefits and other policyholder liabilities ..........   $   547.9     $   480.0
Due to parent and mutual fund affiliates ...........................        69.6          32.2
Current federal income taxes .......................................        18.2          25.8
Deferred federal income taxes ......................................       102.8          98.8
Accrued expenses and other liabilities .............................       110.0          47.5
Separate account liabilities .......................................    10,970.4       8,764.8
                                                                       ---------     ---------
Total Liabilities ..................................................    11,818.9       9,449.1
                                                                       ---------     ---------

Stockholder's equity:
Common stock, 1999 - $100 par value, 25,000 shares authorized, issued and outstanding; 1998 - $100 par value, 20,000 shares
   authorized, issued and oustanding ...............................         2.5           2.0
Additional paid-in capital .........................................       136.9         137.4
Retained earnings ..................................................       347.9         310.6
Accumulated other comprehensive income .............................        13.2          19.4
                                                                       ---------     ---------
Stockholder's equity ...............................................       500.5         469.4
                                                                       ---------     ---------
Total Liabilities & Stockholder's Equity ...........................   $12,319.4     $ 9,918.5
                                                                       =========     =========

See notes to consolidated financial statements.

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

                                                          For the years ended December 31,
                                                          --------------------------------
                                                              1999       1998       1997
                                                            ------     ------     ------
                                                                   (In millions)
Revenues:
Premiums ...............................................    $ 12.0     $  9.1     $  3.7
Net investment income ..................................      45.4       41.4       38.7
Realized capital (losses) gains on investments .........      (1.7)       2.1        0.9
Income from brokerage operations .......................      67.1       39.7       31.1
Administrative service fees ............................     217.1      173.6      130.5
Other income ...........................................      17.5       24.0       20.3
                                                            ------     ------     ------
Total revenues .........................................     357.4      289.9      225.2
                                                            ------     ------     ------

Benefits and other deductions:

Policyholder benefits ..................................      21.2       23.7       20.3
Amortization of deferred policy acquisition costs ......      67.1       55.3       36.6
Amortization of deferred software costs ................       1.8         --         --
Other operating costs and expenses .....................     165.6      105.1       73.3
                                                            ------     ------     ------
Total benefits and other deductions ....................     255.7      184.1      130.2
                                                            ------     ------     ------

Income before income taxes .............................     101.7      105.8       95.0

Federal income taxes:
Current expense ........................................      12.1       24.4       17.2
Deferred expense .......................................      12.3       12.0       16.2
                                                            ------     ------     ------
Total federal income taxes .............................      24.4       36.4       33.4
                                                            ------     ------     ------

Net income .............................................      77.3       69.4       61.6

Other comprehensive income, net of income tax:

Change in unrealized investment (losses) gains .........      (6.2)       3.2       12.6
                                                            ------     ------     ------

Comprehensive income ...................................    $ 71.1     $ 72.6     $ 74.2
                                                            ======     ======     ======

See notes to consolidated financial statements.

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                          For the years ended December 31,
                                                          --------------------------------
                                                              1999       1998       1997
                                                            ------     ------     ------
                                                                   (In millions)
Common stock at par value, beginning of year ...........    $  2.0     $  2.0     $  2.0
Increase in par value ..................................       0.5         --         --
                                                            ------     ------     ------
Common stock at par value, end of year .................       2.5        2.0        2.0
                                                            ------     ------     ------

Capital in excess of par value, beginning of year ......     137.4      137.4      137.4
(Decrease) in capital ..................................      (0.5)        --         --
                                                            ------     ------     ------
Capital in excess of par value, end of year ............     136.9      137.4      137.4
                                                            ------     ------     ------

Retained earnings, beginning of year ...................     310.6      241.2      179.6
Net income .............................................      77.3       69.4       61.6
Dividends to parent ....................................     (40.0)        --         --
                                                            ------     ------     ------
Retained earnings, end of year .........................     347.9      310.6      241.2
                                                            ------     ------     ------

Accumulated comprehensive income,
   net of deferred taxes, beginning of year ............      19.4       16.2        3.6
Change in unrealized investment (losses) gains,
   net of deferred taxes ...............................      (6.2)       3.2       12.6
                                                            ------     ------     ------
Accumulated comprehensive income,
   net of deferred taxes, end of year ..................      13.2       19.4       16.2
                                                            ------     ------     ------

Total stockholder's equity, end of year ................    $500.5     $469.4     $396.8
                                                            ======     ======     ======

See notes to consolidated financial statements

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED STATEMENTS OF CASH FLOW

                                                                  For the years ended December 31,
                                                                  --------------------------------
                                                                      1999       1998       1997
                                                                    ------     ------     ------
                                                                           (In millions)
Operating activities
   Net income ..............................................        $ 77.3     $ 69.4     $ 61.6
Adjustments to reconcile net income to net
   cash provided by operating activities:
     Changes in
      Deferred policy acquisition costs ....................         (43.9)     (46.2)     (45.9)
      Deferred software costs ..............................         (11.6)        --         --
      Uncollected premiums .................................          (1.3)       2.4        0.5
      Amounts receivable from reinsurers ...................          (4.0)     (13.4)      24.9
      Investment income due and accrued ....................          (0.5)      (0.5)      (0.3)
      Other assets .........................................          (1.8)       0.1        0.6
      Accounts receivable ..................................         (15.3)       8.6      (10.4)
      Separate accounts, net ...............................         (16.5)     (14.8)      (5.1)
      Future policy benefits and policyholder liabilities ..          20.9       21.9      (17.0)
      Payable to parent ....................................          10.7        5.7        8.9
      Federal income taxes:
        Current ............................................          (7.6)       9.1        6.9
        Deferred ...........................................           4.0       14.1       19.2
      Accrued expenses and other liabilities ...............          62.5       (1.5)     (14.0)
      Realized losses(gains) on investments ................           1.7       (2.1)      (0.9)
      Other, net ...........................................          (0.7)       1.0       (3.8)
                                                                    ------     ------     ------
        Net cash provided by operating activities ..........          73.9       53.8       25.2
                                                                    ------     ------     ------
Investment activities
   Proceeds from investments sold
      Bonds ................................................         142.2      280.9      315.4
      Other items, net .....................................            --         --       (1.3)
   Investments purchased
      Bonds ................................................        (180.1)    (331.7)    (310.5)
      Affiliated mutual funds ..............................         (24.6)      (3.3)     (20.5)
                                                                    ------     ------     ------
        Net cash used by investing activities ..............         (62.5)     (54.1)     (16.9)
                                                                    ------     ------     ------

Financing activities
   Additions to policyholder contract deposits .............         107.7       54.8       61.7
   Withdrawals from policyholder contract deposits .........         (60.7)     (64.4)     (61.8)
   Dividend to parent ......................................         (13.3)        --         --
                                                                    ------     ------     ------
        Net cash provided (used) by financing activities ...          33.7       (9.6)      (0.1)
                                                                    ------     ------     ------
(Decrease) Increase in cash ................................          45.1       (9.9)       8.2
Cash and cash equivalents, at beginning of year ............          18.5       28.4       20.2
                                                                    ------     ------     ------
Cash and cash equivalents, at end of year ..................        $ 63.6     $ 18.5     $ 28.4
                                                                    ======     ======     ======
Supplemental disclosure:
   Federal income taxes paid ...............................        $ 19.7     $ 15.4     $ 10.2
                                                                    ======     ======     ======

See notes to consolidated financial statements.

--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

      The Guardian Insurance & Annuity Company, Inc. (GIAC or the Company) is a wholly owned subsidiary of The Guardian Life Insurance Company of America (The Guardian). The Company, domiciled in the state of Delaware, is licensed to conduct life and health insurance business in all fifty states and the District of Columbia. The Company's primary business is the sale of variable deferred annuity contracts and variable and term life insurance policies. For variable products, other than 401(k) products, contracts are sold by insurance agents who are licensed by GIAC and are either Registered Representatives of Park Avenue Securities, LLP (PAS) or of broker dealer firms that have entered into sales agreements with GIAC. The Company's general agency distribution system is used for the sale of other products and policies.

      PAS, a wholly owned subsidiary of the Company, is a registered broker dealer under the Securities Exchange Act of 1934. PAS was established as a broker dealer during 1999 and has assumed the registered representatives formally affiliated with Guardian Investor Services Corporation (GISC).

      GISC, a wholly owned subsidiary of the Company, is a registered broker dealer under the Securities Exchange Act of 1934 and is a registered investment advisor under the Investment Adviser's Act of 1940. GISC is the distributor and underwriter for GIAC's variable products, and is the investment advisor to certain mutual funds sponsored by GIAC which are investment options for the variable products.

      The Company has established fourteen insurance separate accounts primarily to support the variable annuity, universal variable life and variable life insurance products it offers. The majority of the separate accounts are unit investment trusts registered under the Investment Company Act of 1940. Proceeds from the sale of variable products are invested through these separate accounts in certain mutual funds specified by the contractholders. Of these separate accounts the Company maintains two separate accounts whose sole purpose is to fund certain employee benefits plans of The Guardian.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      Basis of Presentation: The Company's consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States (GAAP). All significant intercompany balances and transactions have been eliminated.

      Accounting Changes: In March 1998, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use", which requires capitalization of external and certain internal costs incurred to obtain or develop internal-use computer software during the application development stage. The Company applied the provisions of SOP 98-1 prospectively effective January 1, 1999. The adoption of SOP 98-1 resulted in $14.9 million of software costs being capitalized. Capitalized internal use software is amortized on a straight-line basis over the estimated useful life of the software.

      Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

VALUATION OF INVESTMENTS AND RELATED GAINS AND LOSSES:

      Bonds and common stocks are classified as available for sale and carried at estimated fair value, with unrealized appreciation or depreciation recorded net of applicable deferred taxes are included in a separate component of equity, "Accumulated other comprehensive income". The investment portfolio is reviewed for investments that may have experienced a decline in value considered to be other than temporary.

      Joint ventures are carried on the equity basis of accounting.

      Policy loans are stated at unpaid principal balance. The carrying amount approximates fair value since loans on policies have no defined maturity date and reduce the amount payable at death or surrender of the contract.

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 1999

      Securities purchase under agreements to resell and securities sold under agreements to repurchase are treated as financing arrangements and are carried at the amounts at which the securities will be subsequently resold or reacquired, including accrued interest, as specified in the respective agreements. The Company's policy is to take possession of securities purchased under agreements to resell. The market value of securities to be repurchased or resold is monitored, and additional collateral is requested, where appropriate, to protect against credit exposure.

      Securities repurchase and resale agreements and securities borrowed and loaned transactions are used to generate net investment income and facilitate trading activity. These instruments are short-term in nature (usually 30 days or less) and are collateralized principally by U.S. Government and mortgage-backed securities. The carrying amounts of these instruments approximate fair value because of the relatively short period of time between the origination of the instruments and their expected realization.

      Realized investment gains, net are computed using the specific identification method. Costs of bonds and stocks are adjusted for impairments considered other than temporary. Allowances for losses on mortgage loans and real estate are netted against asset categories to which they apply and provisions for losses on investments are included in "Realized investment gains, net." Decreases in lower of depreciated cost or fair value less selling costs of investment real estate held for sale are recorded in "Realized investment gains, net."

      Short-term investments are stated at amortized cost and consist primarily of investments with maturities as of purchase date of six months or less. Market values for such investments approximate carrying value.

      Cash and cash equivalents include cash on hand and highly liquid debt instruments purchased with an original maturity of three months or less.

      Deferred Policy Acquisition Costs are costs of acquiring new business, principally commissions, underwriting, agency and policy issue expenses, all of which vary with and are primarily related to the production of new business, are deferred. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

      For investment-type products, deferred policy acquisition costs are amortized over the shorter of the expected average life of the contracts or thirty years, as a constant percentage of estimated gross profits arising principally from investment results, mortality and expense margins and surrender charges based on actual results and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of deferred policy acquisition costs of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised.

      For life insurance products, deferred policy acquisition costs are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the estimated life of the policy.

      Separate account assets and liabilities are reported at market value, and represent policyholder funds maintained in accounts having specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are generally borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain amounts. The investment results of separate accounts are reflected in separate account liabilities. The amounts provided by the Company to establish separate account investment portfolios (seed money) are included in separate account assets.

      Insurance Revenue and Expense Recognition consists of premiums and benefits. Premiums for term life and certain annuity insurance products are recognized as revenue when due and collected. The reserve for future policy benefits has been provided on a net-level premium method based upon estimated investment yields, mortality, and other assumptions which were appropriate at the time the policies were issued. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

      Revenues for variable life and for individual and group variable annuity products consist of net investment income and cost of insurance, policy administration and surrender charges that have been earned and assessed against policyholder account balances during the period. Policy benefits and claims that are charged to expense include benefits and

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 1999

claims incurred in the period in excess of related policy account balances, maintenance costs and interest credited to policyholder account balances. The policyholder account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

      Income Taxes for the Guardian and its life insurance and non-life insurance subsidiaries file a consolidated federal income tax return. Current federal taxes are charged or credited to operations based on amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax basis of assets and liabilities using enacted income tax rates and laws.

      Reclassifications of certain amounts in prior years have been adjusted to conform to current year presentation.

NOTE 3 - INVESTMENT SECURITIES

      Market values of bonds and common stocks are based on quoted prices as available. For certain private placement debt securities where quoted market prices are not available, management estimates fair market value by using adjusted market prices for like securities.

      The cost and estimated market values of investments by major investment category as of December 31, 1999 and 1998 are as follows:

                                                                     December 31, 1999
                                                                       (In millions)
                                                     -------------------------------------------------
                                                                     Gross         Gross     Estimated
                                                        Cost    Unrealized    Unrealized        Market
                                                       Basis         Gains        Losses         Value
                                                     -------    ----------    ----------     ---------
U.S. Treasury securities & obligations of U.S. ....
  government corporations and agencies ............  $  24.5       $   0.2       $   0.7       $  24.0
Obligations of states and political subdivisions ..     30.7           0.1           0.5          30.3
Debt securities issued by foreign governments .....      3.8            --           0.1           3.7
Corporate debt securities .........................    513.7           0.5          17.4         496.8
                                                     -------       -------       -------       -------
  Subtotal ........................................    572.7           0.8          18.7         554.8
Affiliated mutual funds ...........................     61.0          17.2           0.2          78.0
                                                     -------       -------       -------       -------
                                                     $ 633.7       $  18.0       $  18.9       $ 632.8
                                                     =======       =======       =======       =======

                                                                       (In millions)
                                                     -------------------------------------------------
                                                                     Gross         Gross     Estimated
                                                        Cost    Unrealized    Unrealized        Market
                                                       Basis         Gains        Losses         Value
                                                     -------    ----------    ----------     ---------
U.S. Treasury securities & obligations of U.S. ....
  government corporations and agencies ............  $  28.4       $   1.5       $    --       $  29.9
Obligations of states and political subdivisions ..     60.2           1.4            --          61.6
Debt securities issued by foreign governments .....      8.0           0.1            --           8.1
Corporate debt securities .........................    442.0          10.0           2.6         449.4
                                                     -------       -------       -------       -------
  Subtotal ........................................    538.6          13.0           2.6         549.0
Affiliated mutual funds ...........................     36.9           6.6           0.6          42.9
                                                     -------       -------       -------       -------
                                                     $ 575.5       $  19.6       $   3.2       $ 591.9
                                                     =======       =======       =======       =======

    The amortized cost and estimated market value of bonds as of December 31, 1999 and 1998 by contractual maturity is shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations.

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 1999

                                                                       As of December 31, 1999
                                                                             (In millions)
                                                                       -----------------------
                                                                                     Estimated
                                                                       Amortized        Market
                                                                            Cost         Value
                                                                       ---------     ---------
Due in one year or less ............................................   $    61.4     $    61.2
Due after one year through five years ..............................       296.4         290.0
Due after five years through ten years .............................       100.1          95.5
Due after ten years ................................................        51.7          46.7
Sinking fund bonds (including collateralized mortgage obligations) .        63.1          61.4
                                                                       ---------     ---------
                                                                       $   572.7     $   554.8
                                                                       =========     =========

                                                                       As of December 31, 1998
                                                                             (In millions)
                                                                       -----------------------
                                                                                     Estimated
                                                                       Amortized        Market
                                                                            Cost         Value
                                                                       ---------     ---------
Due in one year or less ............................................   $    47.5     $    47.7
Due after one year through five years ..............................       250.0         253.2
Due after five years through ten years .............................       102.5         107.8
Due after ten years ................................................        67.6          68.3
Sinking fund bonds (including collateralized mortgage obligations) .        71.0          72.0
                                                                       ---------     ---------
                                                                       $   538.6     $   549.0
                                                                       =========     =========

      The major categories of net investment income are summarized as follows:

                                                           For the year ended December 31,
                                                                   (In millions)
                                                          --------------------------------
                                                              1999       1998       1997
                                                            ------     ------     ------
Fixed maturities .......................................    $ 37.2     $ 33.9     $ 31.8
Affiliated mutual funds ................................       1.6        1.5        1.1
Policy loans ...........................................       3.7        3.5        3.4
Short-term investment ..................................       2.9        2.3        2.4
Joint venture dividend .................................       1.3        1.3        1.1
                                                            ------     ------     ------
                                                              46.7       42.5       39.8
Less: Investment expenses ..............................       1.3        1.1        1.1
                                                            ------     ------     ------
Net investment income ..................................    $ 45.4     $ 41.4     $ 38.7
                                                            ======     ======     ======

      Realized gains and losses are based upon specific identification of the investments. The components of gross realized gains and losses for the year ended December 31, 1999, 1998 and 1997 are as follows:

                                                           For the year ended December 31,
                                                                   (In millions)
                                                          --------------------------------
                                                              1999       1998       1997
                                                            ------     ------     ------
Realized gains from dispositions:
  Bonds ................................................    $  0.6     $  2.2     $  1.1
  Separate account seed ................................       0.9         --        0.9
Realized losses from dispositions:
  Bonds ................................................      (3.1)      (0.1)      (1.1)
  Affiliated mutual funds ..............................      (0.1)        --         --
                                                            ------     ------     ------
Realized gains .........................................    $ (1.7)    $  2.1     $  0.9
                                                            ======     ======     ======

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 1999

      The net unrealized holding gains and losses, included in the consolidated balance sheets as a component of comprehensive income and the changes for the corresponding years are summarized as follows:

                                                          For the years ended December 31,
                                                                   (In millions)
                                                          --------------------------------
                                                              1999       1998       1997
                                                            ------     ------     ------
Balance, beginning of year .............................    $ 19.4     $ 16.2     $  3.6
Changes in unrealized investment gains (losses),
  net of deferred taxes, attributable to:
    Bonds ..............................................     (20.4)       2.6        4.6
    Affiliated mutual funds ............................       9.1       (1.8)       7.3
    Separate account seed ..............................       5.1        2.4        1.7
    Other ..............................................        --         --       (1.0)
                                                            ------     ------     ------
Balance, end of year ...................................    $ 13.2     $ 19.4     $ 16.2
                                                            ======     ======     ======

      Currently, comprehensive income for the Company consists of net income and the change in unrealized gains and losses on securities. As of December 31, 1999, 1998 and 1997, the change in unrealized gains and losses before tax was $(12.9), $7.4 and $15.6 and after tax was $(6.2), $3.2 and $12.6, respectively.

      Reclassification adjustments for the period, which include gains on investment securities that were realized and included in net income of the current period that also had been included in other comprehensive income as unrealized holding gains in the period in which they arose, are as follows:

                                                          For the years ended December 31,
                                                                   (In millions)
                                                          --------------------------------
                                                              1999       1998       1997
                                                            ------     ------     ------
Unrealized holding (losses) gains ......................    $(14.5)    $  5.7     $ 15.6
Less: Reclassification adjustments .....................       1.6        1.7         --
                                                            ------     ------     ------
Change in unrealized holding (losses) gains ............    $(12.9)    $  7.4     $ 15.6
                                                            ======     ======     ======

      Special Deposit assets of $3.7 million and $4.1 million at December 31, 1999 and 1998, respectively, were on deposit with governmental authorities or trustees as required by certain insurance laws.

NOTE 4 - DEFERRED POLICY ACQUISITION COSTS

      The balances of and changes in deferred policy acquisition costs as of and for the years ended December 31, 1999 and 1998 are summarized as follows:

                                                                            As of December 31
                                                                             (In millions)
                                                                       -----------------------
                                                                            1999          1998
Balance, beginning of year .........................................   $   313.6     $   267.4
Capitalization of deferrable expenses ..............................        93.8          77.0
Amortization of recoverable DAC balances ...........................       (67.1)        (55.3)
Interest on DAC ....................................................        21.7          24.2
Retrospectively applied adjustments ................................        (4.5)          0.3
                                                                       ---------     ---------
Balance, end of year ...............................................   $   357.5     $   313.6
                                                                       =========     =========

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 1999

NOTE 5 - POLICYHOLDERS' ACCOUNT BALANCES

      The balances of policyholders' account balances as of and for the years ended December 31, 1999 and 1998 are summarized as follows:

                                                           As of December 31,
                                                             (In millions)
                                                        -----------------------
                                                              1999         1998
                                                        ----------    ---------
Individual annuities ................................   $  7,617.9    $ 6,492.8
Group annuities .....................................      3,105.7      2,104.3
Variable life .......................................        713.7        569.6
Interest-sensitive life contracts ...................          4.2          4.5
                                                        ----------    ---------
Policyholders' account balances .....................   $ 11,441.5    $ 9,171.2
                                                        ==========    =========

      Policyholders' account balances for investment-type contracts represent an accumulation of gross premium payments plus credited interest less withdrawals, expenses and mortality charges.

NOTE 6 - FEDERAL INCOME TAXES

      The federal income tax expense in the consolidated statements of earnings is summarized as follows:

                                               For the years ended December 31,
                                                        (In millions)
                                               --------------------------------
                                                   1999       1998       1997
                                                 ------     ------     ------
Federal Income Tax expense:
  Current ...................................    $ 12.1     $ 24.4     $ 17.2
  Deferred ..................................      12.3       12.0       16.2
                                                 ------     ------     ------
Total .......................................    $ 24.4     $ 36.4     $ 33.4
                                                 ======     ======     ======

      The federal income taxes attributable to consolidated operations in certain circumstances can be different from the amounts determined by multiplying the earnings from operations before federal income taxes by the expected federal income tax rate of 35%. The sources of the difference and the tax effects of each source are as follows:

                                                          For the years ended December 31,
                                                                   (In millions)
                                                          --------------------------------
                                                              1999       1998       1997
                                                            ------     ------     ------
Expected taxes on pre-tax income .......................    $ 35.6     $ 37.5     $ 33.3
Permanent adjustments:
  Dividends received deduction on separate accounts ....     (13.1)        --         --
Reserve on overpayment of 1998 taxes in 1999 ...........       1.3         --         --
True-up of tax basis reserves ..........................       1.3         --         --
State and local taxes ..................................        --       (0.5)       0.1
Foreign tax credit .....................................      (0.3)      (0.3)        --
Other ..................................................      (0.4)      (0.3)        --
                                                            ------     ------     ------
Total tax expense ......................................    $ 24.4     $ 36.4     $ 33.4
                                                            ======     ======     ======

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 1999

      The tax effect of temporary differences which give rise to deferred federal income tax assets and liabilities as of December 31, 1999 and 1998, are as follows:

                                                           As of December 31
                                                             (In millions)
                                                        -----------------------
                                                             1999          1998
                                                        ---------     ---------
Deferred tax assets:
Other liabilities ...................................   $    19.5     $    15.7
DAC Proxy ...........................................        13.7          11.1
Amounts receivable from reinsurer ...................         0.3           0.9
Other ...............................................         3.9           1.4
                                                        ---------     ---------
Total deferred tax assets ...........................        37.4          29.1

Deferred tax liabilities:
Deferred acquisition costs ..........................   $   125.1     $   109.8
Capitalized software costs ..........................         4.1            --
Reserves ............................................         7.7           6.0
Investments .........................................         3.3          10.3
Other ...............................................          --           1.8
                                                        ---------     ---------
Total deferred tax liabilities ......................       140.2         127.9
                                                        ---------     ---------
Net deferred tax liability ..........................   $   102.8     $    98.8
                                                        =========     =========

      Management has concluded that the deferred income tax assets are more likely than not to be realized. Therefore, no valuation allowance has been provided.

NOTE 7 - REINSURANCE

      The Company has entered into cession and assumption agreements on a coinsurance, modified coinsurance and yearly renewable term basis with affiliated and non-affiliated companies. Ceding reinsurance is used by the Company to limit its risk from large exposures and to permit recovery of a portion of direct losses, although ceded reinsurance does not relieve the originating insurer of liability.

      The Company has assumed and ceded coinsurance and modified coinsurance agreements with affiliated companies. Under these agreements, included in the consolidated statements of income are $0.9 million, $0.9 million and $1.0 million of assumed premiums at December 31, 1999, 1998 and 1997, and $83.1 million, $65.2 million and $43.6 million of ceded premiums at December 31, 1999, 1998 and 1997, respectively.

      The Company terminated, during 1997, an assumption agreement with an unaffiliated company. Under this agreement, included in the consolidated statements of income are $(2.3) million of premiums at December 31, 1997.

NOTE 8 - FAIR VALUE OF FINANCIAL INSTRUMENTS

      Estimated fair values for fixed maturities and equity securities, other than private placement securities, are based on quoted market prices or estimates from independent pricing services. Fair values for private placement securities are estimated using a discounted cash flow model which considers the current market spreads between the U.S. Treasury yield curve and corporate bond yield curve, adjusted for the type of issue, its current credit quality and its remaining average life. The fair value of certain non-performing private placement securities is based on amounts estimated by management.

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 1999

NOTE 9 - RELATED PARTY TRANSACTIONS

      The Company is billed by The Guardian for all compensation and related employee benefits for those employees of The Guardian who are engaged in the Company's business and for the Company's use of The Guardian's centralized services and agency force. The amounts charged for these services amounted to $141.0 million in 1999, $100.8 million in 1998 and $72.2 million in 1997, and, in the opinion of management, were considered appropriate for the services rendered.

      The Company had an investment in the Guardian Real Estate Account (GREA), which was established in 1987 under Delaware Insurance law as an insurance company separate account. GIAC had contributed capital to GREA to provide for funds and to preserve liquidity. Effective December 19, 1997 GREA was liquidated and, as a result, $6.7 million was returned to GIAC in the form of capital and there was a realized gain recorded of $1.0 million.

      A significant portion of the Company's separate account assets is invested in affiliated mutual funds. Each of these funds has an investment advisory agreement with the Company, except for The Baillie Gifford International Fund, The Baillie Gifford Emerging Markets Fund, The Guardian Baillie Gifford International Fund and The Guardian Baillie Gifford Emerging Markets Fund.

      The separate account assets invested in affiliated mutual funds as of December 31, 1999 and 1998 are as follows (in millions):

                                                              1999          1998
                                                         ---------     ---------
The Guardian Stock Fund ..............................   $ 4,153.9     $ 3,664.9
The Guardian VC 500 Index Fund .......................         1.8            --
The Guardian VC Allocation Fund ......................         0.8            --
The Guardian High Yield Bond Fund ....................         0.2            --
The Guardian Bond Fund ...............................       320.0         381.5
The Guardian Cash Fund ...............................       484.1         419.5
The Baillie Gifford International Fund ...............       662.3         526.4
The Baillie Gifford Emerging Markets Fund ............        64.6          34.6
The Guardian Small Cap Stock Fund ....................       130.6         109.2
The Guardian Park Avenue Fund ........................       621.3         511.6
The Guardian Park Avenue Small Cap Fund ..............        22.8          13.2
The Guardian Asset Allocation Fund ...................        46.0          39.8
The Guardian Baillie Gifford International Fund ......        15.5           9.1
The Guardian Baillie Gifford Emerging Markets Fund ...         6.8           0.8
The Guardian Investment Quality Bond Fund ............        12.7           9.3
The Guardian High Yield Bond Fund ....................         0.8            --
The Guardian Cash Management Fund ....................       126.4          57.9
                                                         ---------     ---------
                                                         $ 6,670.6     $ 5,777.8
                                                         =========     =========

      The Company, in agreement with Baillie Gifford Overseas Ltd., has a joint venture company -- Guardian Baillie Gifford Ltd. (GBG) -- that is organized as a corporation in Scotland. GBG is registered in both the United Kingdom and the United States to act as an investment advisor for the Baillie Gifford International Fund (BGIF), the Baillie Gifford Emerging Markets Fund (BGEMF), The Guardian Baillie Gifford International Fund (GBGIF) and The Guardian Baillie Gifford Emerging Markets Fund (GBGEMF). The Funds are offered in the U.S. as investment options under certain variable annuity contracts and variable life policies.

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 1999

      The Company maintains investments in affiliated mutual funds. These investments as of December 31, 1999 and 1998 are as follows (in millions):

                                                              1999          1998
                                                         ---------     ---------
The Guardian Park Avenue Fund ........................   $     0.1     $     0.1
The Guardian Park Avenue Small Cap Fund ..............         2.5           1.8
The Guardian Small Cap Stock Fund ....................        35.2          26.1
The Guardian Asset Allocation Fund ...................         2.8           2.5
The Guardian Baillie Gifford International Fund ......         2.9           2.1
The Guardian Baillie Gifford Emerging Markets Fund ...         1.5           0.9
The Guardian Investment Quality Bond Fund ............         1.6           1.6
The Guardian High Yield Bond Fund ....................         1.6           1.6
The Guardian Cash Management Fund ....................        29.8           6.2
                                                         ---------     ---------
                                                         $    78.0     $    42.9
                                                         =========     =========

NOTE 10 - STATUTORY EQUITY AND INCOME

      Applicable insurance department regulations require that the Company prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the New York Department of Insurance. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefits reserves using different actuarial and interest assumptions, not providing for deferred taxes, and valuing securities on a different basis.

      The following reconciles the consolidated GAAP net income of the Company to statutory net income as reported to the regulatory authorities:

                                                          For the years ended December 31,
                                                                   (In millions)
                                                          --------------------------------
                                                              1999       1998       1997
                                                            ------     ------     ------
Consolidated GAAP net income ...........................    $ 77.3     $ 69.4     $ 61.6
Adjustments to restate to statutory basis:
  Statutory net income of subsidiaries .................       3.3       (4.5)      (4.3)
  Change in deferred policy acquisition costs ..........     (45.2)     (43.2)     (41.9)
  Change in deferred software costs ....................      (8.8)        --         --
  Deferred premiums ....................................       0.3        1.5        5.6
  Re-estimation of future policy benefits ..............      13.1        9.7        3.3
  Reinsurance ..........................................      (3.8)      (4.1)     (12.4)
  Deferred federal income tax expense ..................      11.2       11.9       16.2
  Amortization of interest maintenance reserve .........       0.4        0.3        0.1
  Transfer to interest maintenance reserve .............       2.4       (1.4)        --
  Other, net ...........................................       2.8        0.9       (0.2)
                                                            ------     ------     ------
Statutory net income ...................................    $ 53.0     $ 40.5     $ 28.0
                                                            ======     ======     ======

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 1999

    The following reconciles the consolidated GAAP stockholder's equity of the Company to statutory capital and surplus as reported to the regulatory authorities:

                                                                 As of December 31
                                                                   (In millions)
                                                          --------------------------------
                                                              1999       1998       1997
                                                            ------     ------     ------
Consolidated GAAP stockholder's equity .................    $500.5     $469.4     $396.8
Add (deduct) cumulative effect of adjustments:
  Deferred policy acquisition costs ....................    (357.5)    (313.6)    (267.4)
  Deferred software costs ..............................     (11.6)        --         --
  Elimination of asset valuation reserve ...............     (42.7)     (29.6)     (26.3)
  Re-estimation of future policy benefits ..............     (53.4)     (46.9)     (41.3)
  Establishment of deferred income tax liability .......     102.8       98.8       84.7
  Unrealized gains on investments ......................      19.8      (11.7)      (7.9)
  Other liabilities ....................................      66.7       48.1       33.5
  Deferred premiums ....................................       8.2        7.8        7.0
  Other, net ...........................................       5.4        5.1        3.6
                                                            ------     ------     ------
Statutory capital and surplus ..........................    $238.2     $227.4     $182.7
                                                            ======     ======     ======

                            PART C. OTHER INFORMATION

Item 24.          Financial Statements and Exhibits

     (a) The following financial statements have been incorporated by reference or are included in Part B:


          (1) The Guardian Separate Account E (incorporated by reference into Part B):
               Statement of Assets and Liabilities as of December 31, 1999 Statement of Operations for the Year Ended December 31, 1999 Statements of Changes in Net Assets for the Two Years Ended December 31, 1999 and 1998
               Notes to Financial Statements
               Report of PricewaterhouseCoopers LLP, Independent Accountants

          (2)  The Guardian Insurance & Annuity Company, Inc. (included in Part
               B):
               Statutory Basis Balance Sheets as of December 31, 1999 and 1998 Statutory Basis Statements of Operations for the Three Years Ended December 31, 1999, 1998 and 1997
               Statutory Basis Statements of Changes in Common Stock and Surplus for the Three Years Ended December 31, 1999, 1998 and 1997 Statutory Basis Statements of Cash Flow for the Three Years
               Ended December 31, 1999, 1998 and 1997


               Notes to Statutory Basis Financial Statements
               Report of PricewaterhouseCoopers LLP, Independent Accountants

     (b)      Exhibits
              Number            Description
              ------            -----------


              1                 Resolutions of the Board of Directors of The
                                Guardian Insurance & Annuity Company, Inc.
                                establishing Separate Account E(1)
              2                 Not Applicable
              3                 Underwriting and Distribution Contracts:
                                (a) Distribution and Service Agreement
                                      between The Guardian Insurance &
                                      Annuity Company, Inc. and Guardian
                                      Investor Services Corporation, as
                                      amended(1)
                                (b) Form of Broker-Dealer Supervisory and
                                      Service Agreement(2)
              4                 Specimen of Variable Annuity Contract(1)
              5                 Form of Application for Variable Annuity
                                Contract(2)
              6                 (a) Certificate of Incorporation of The
                                      Guardian Insurance & Annuity Company,
                                      Inc.(1)
                                (b) By-laws of The Guardian Insurance &
                                      Annuity Company, Inc.(1)
              7                 Not Applicable
              8                 Amended and Restated Agreement for Services
                                and Reimbursement Therefor, between The
                                Guardian Life Insurance Company of America
                                and The Guardian Insurance & Annuity
                                Company, Inc.(2)
              9                 Opinion and Consent of Counsel(1)
              10                (a)  Consent of PricewaterhouseCoopers LLP.
              11                Not Applicable
              12                Not Applicable
              13                (a) Powers of Attorney executed by a
                                      majority of the Board of Directors and
                                      certain principal officers of The
                                      Guardian Insurance & Annuity Company,
                                      Inc.
                                (c) Schedule for Computation of Performance
                                      Quotations(2)


-------------------
(1) Incorporated by reference to the Registration Statement on Form N-4, (Reg. No. 333-21975), as initially filed on February 18, 1997.

(2) Incorporated by reference to the Registration Statement on Form N-4, (Reg. No. 333-21975), as previously filed on August 1, 1997.

Item 25.          Directors and Officers of the Depositor

      The following is a list of directors and officers of The Guardian Insurance & Annuity Company, Inc. ("GIAC"), the depositor of the Registrant. The principal business address of each director and officer is 7 Hanover Square, New York, New York 10004.

              Name                      Positions with GIAC
              ----                      -------------------


              Joseph D. Sargent         President, Chief Executive Officer
                                        & Director
              Edward K. Kane            Executive Vice President & Director
              Frank J. Jones            Executive Vice President, Chief
                                          Investment Officer & Director
              Bruce C. Long             Executive Vice President & Director
              Thomas G. Sorell          Senior Vice President
              Philip H. Dutter          Director
              Arthur V. Ferrara         Director
              Leo R. Futia              Director
              Peter L. Hutchings        Director
              William C. Warren         Director
              Charles G. Fisher         Vice President & Actuary
              Frank L. Pepe             Vice President & Controller
              Richard T. Potter, Jr.    Vice President and Counsel
              Howard G. Most            Vice President
              Alexander M. Grant, Jr.   Vice President
              Howard W. Chin            Vice President
              Thomas M. Donahue         Vice President
              Robert J. Crimmins        Vice President
              Dennis P. Mosticchio      Vice President, Group Pensions
              Donald P. Sullivan, Jr.   Vice President
              Joseph A. Caruso          Vice President & Corporate Secretary
              Earl Harry                Treasurer

Item 26.          Persons Controlled by or under Common Control with Registrant


         The following list sets forth the persons directly controlled by The Guardian Life Insurance Company of America ("Guardian Life"), the parent company of GIAC, the Registrant's depositor, as of March 1, 2000:


                                         State of                  Percent of
                                       Incorporation           Voting Securities
         Name                         or Organization                Owned
         ----                         ---------------          -----------------


The Guardian Insurance &                  Delaware                    100%
  Annuity Company, Inc.
Guardian Asset Management                 Delaware                    100%
  Corporation
Guardian Trust Company, FSB               Federal Savings
                                          Bank                        100%

Fiduciary Insurance Company
  of America                              New York                    100%

Park Avenue Life Insurance Company        Delaware                    100%

Managed Dental Care, Inc.                 California                  100%
Private Healthcare Systems, Inc.          Delaware                     15%

First Commonwealth                        Delaware                    100%

Guardian Hanover Corporation              New York                    100%

Managed Dental Guard, Inc.                Texas                       100%

Innovative Underwriters Services          New Jersey                  100%

Dental Guard Preferred, Inc.              Washington                  100%

The Guardian Tax-Exempt Bond Fund         Massachusetts                92%
The Guardian Baillie Gifford              Massachusetts                19%
  International Fund
The Guardian Investment Quality           Massachusetts                35%
  Bond Fund
The Guardian Asset Allocation Fund        Massachusetts                10%
Baillie Gifford Emerging Markets Fund     Maryland                     28%
Baillie Gifford International Fund        Maryland                     29%
The Guardian Park Avenue Small Cap Fund   Massachusetts                24%
The Guardian Baillie Gifford              Massachusetts                60%
  Emerging Markets Fund
The Guardian High Yield Bond Fund         Massachusetts                88%
The Guardian Small Cap Stock Fund         Maryland                     35%
The Guardian VC Asset Allocation Fund     Maryland                     94%
The Guardian VC 500 Index Fund            Maryland                     99%
The Guardian VC High Yield Bond Fund      Maryland                     99%

         The following list sets forth the persons directly controlled by GIAC or other affiliates of Guardian Life and, thus, indirectly controlled by Guardian Life, as of March 1, 2000:


                                                                 Approximate
                                                            Percentage of Voting
                                           Place of           Securities Owned
                                        Incorporation         by Guardian Life
         Name                          or Organization           Affiliates
         ----                          ---------------       -------------------


Guardian Investor Services
  Corporation                              New York                 100%
Guardian Baillie Gifford Ltd.              Scotland                  51%
The Guardian Cash Fund, Inc.               Maryland                 100%
The Guardian Bond Fund, Inc.               Maryland                 100%
The Guardian Variable Contract
  Funds, Inc.                              Maryland                 100%
GIAC Funds, Inc.                           Maryland                 100%
The Guardian Park Avenue Fund              Massachusetts              2%
Park Avenue Securities LLC                 Delaware                 100%

Item 27. Number of Contract owners

         Type of Contract                As of April 1, 2000
         ----------------                -------------------

         Non-Qualified ..............           7,010
         Qualified ..................          17,490

                 Total ..............          24,500

Item 28.          Indemnification

      The By-Laws of The Guardian Insurance & Annuity Company, Inc. provide that the Company shall, to the fullest extent legally permissible under the General Corporation Law of the State of Delaware, indemnify and hold harmless officers and directors of the Corporation for certain liabilities reasonably incurred in connection with such person's capacity as an officer or director.

The Certificate of Incorporation of the Corporation includes the following provision:

      No director of the Corporation shall be personally liable to the Corporation or its stockholders for monetary damages for breach of fiduciary duty as a director except for liability (i) for any breach of the director's duty of loyalty to the Corporation or its stockholders; (ii) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of the law; (iii) under Section 164 of the Delaware General Corporation Law, or (iv) for any transaction for which the director derived an improper personal benefit.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.          Principal Underwriters


                  (a) Guardian Investor Services Corporation ("GISC") is the principal underwriter of the Registrant's variable annuity contracts and it is also the principal underwriter of shares of The Guardian Bond Fund, Inc.; The Guardian Variable Contract Funds, Inc., a series fund consisting of the following four series: The Guardian Stock Fund, The Guardian VC Asset Allocation Fund, The Guardian VC High Yield Bond Fund and The Guardian VC 500 Index Fund; The Guardian Cash Fund, Inc.; The Park Avenue Portfolio, a series trust consisting of the following nine series: The Guardian Cash Management Fund, The Guardian Park Avenue Fund, The Guardian Investment Quality Bond Fund, The Guardian High Yield Bond Fund, The Guardian Tax-Exempt Fund, The Guardian Asset Allocation Fund, The Guardian Park Avenue Small Cap Fund, The Guardian Baillie Gifford International Fund and The Guardian Baillie Gifford Emerging Markets Fund and GIAC Funds, Inc. a series fund consisting of Baillie Gifford International Fund, Baillie Gifford Emerging Markets Fund and The Guardian Small Cap Stock Fund. All of the aforementioned funds and the series trust are registered with the SEC as open-end management investment companies under the Investment Company Act of 1940, as amended ("1940 Act"). In addition, GISC is the distributor of variable annuity and variable life insurance contracts currently offered by GIAC through its separate accounts, The Guardian/Value Line Separate Account, The Guardian Separate Account A, The Guardian Separate Account B, The Guardian Separate Account C, The Guardian Separate Account D, The Guardian Separate Account E, The Guardian Separate Account K, and The Guardian Separate Account M, which are all registered as unit investment trusts under the 1940 Act.


                  (b) The following is a list of each director and officer of GISC. The principal business address of each person is 7 Hanover Square, New York, New York 10004.

                  Name                             Position(s) with GISC
                  ----                             ---------------------


                  Bruce C. Long                    President & Director
                  Thomas G. Sorell                 Senior Vice President
                  Arthur V. Ferrara                Director
                  Leo R. Futia                     Director
                  Peter L. Hutchings               Director
                  Philip H. Dutter                 Director
                  Joseph D. Sargent                Director
                  William C. Warren                Director
                  Frank J. Jones                   Director
                  John B. Murphy                   Vice President
                  Frank L. Pepe                    Vice President & Controller
                  Richard T. Potter, Jr.           Vice President and Counsel
                  Donald P. Sullivan, Jr.          Vice President
                  Joseph A. Caruso                 Vice President and Corporate
                                                   Secretary

                  Name                            Position(s) with GISC
                  ----                            ---------------------


                  Earl C. Harry                   Treasurer


Item 30.          Location of Accounts and Records

                  Most of the Registrant's accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by GIAC, the depositor, at its Customer Service Office, 3900 Burgess Place, Bethlehem, Pennsylvania 18017. Documents constituting the Registrant's corporate records are also maintained by GIAC but are located at its Executive Office, 7 Hanover Square, New York, New York 10004.

Item 31.          Management Services

                  None.

Item 32.          Undertakings

(a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payment under the variable annuity contracts may be accepted.

(b) The Registrant hereby undertakes to include, as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information.

(c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) The Depositor, GIAC, hereby undertakes and represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GIAC.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Guardian Separate Account E, certifies that it meets all of the requirements for effectiveness of this Registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 14th of April, 2000.

                                            The Guardian Separate Account E
                                            (Registrant)

                                            By: THE GUARDIAN INSURANCE & ANNUITY
                                                   COMPANY, INC.
                                                   (Depositor)


                                            By: /s/ Bruce C. Long
                                                --------------------------------
                                                Bruce C. Long
                                                Executive Vice President

          As required by the Securities Act of 1933, this Registration Statement has been signed by the following directors and principal officers of The Guardian Insurance & Annuity Company, Inc. in the capacities and on the date indicated.

/s/ Joseph D. Sargent*                      President, Chief Executive
-----------------------------------           Officer and Director
Joseph D. Sargent
(Principal Executive Officer)

/s/ Frank J. Jones*                         Executive Vice President, Chief
-----------------------------------           Investment Officer and Director
Frank J. Jones
(Principal Financial Officer)


/s/ Frank L. Pepe                           Vice President and Controller
-----------------------------------
Frank L. Pepe
(Principal Accounting Officer)

/s/ Bruce C. Long                           Executive Vice President
-----------------------------------           and Director
Bruce C. Long


/s/ Arthur V. Ferrara*                      Director
-----------------------------------
Arthur V. Ferrara

/s/ William C. Warren*                      Director
-----------------------------------
William C. Warren

/s/ Edward K. Kane*                         Executive Vice President
-----------------------------------           and Director
Edward K. Kane

/s/ Leo R. Futia*                           Director
-----------------------------------
Leo R. Futia

/s/ Philip H. Dutter*                       Director
-----------------------------------
Philip H. Dutter

/s/ Peter L. Hutchings*                     Director
-----------------------------------
Peter L. Hutchings


By /s/ Bruce C. Long                        Date: April 14, 2000
   --------------------------------
           Bruce C. Long
     Executive Vice President
*  Pursuant to a Power of Attorney

                                  Exhibit Index

Number         Description


10(a)          Consent of PricewaterhouseCoopers LLP
13(a)          Powers of Attorney